UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Global Atlantic Moderate Managed Risk Portfolio

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic American Funds® Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.87%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.9%
Variable Insurance Trusts - Debt Funds	32.9%
Mutual Funds	8.5%
Short-Term Investments	4.8%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$132,696,597
Total number of portfolio holdings	11
Period portfolio turnover rate	7%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Balanced Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	49.3%
Exchange Traded Funds - Debt Funds	45.6%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$62,553,043
Total number of portfolio holdings	25
Period portfolio turnover rate	15%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Selects Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.94%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	46.8%
Exchange Traded Funds - Debt Funds	27.1%
Variable Insurance Trusts - Asset Allocation Fund	22.2%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$125,890,645
Total number of portfolio holdings	27
Period portfolio turnover rate	41%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$60	1.19%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	12.6%
Agency Mortgage Backed Securities	7.5%
Asset Backed and Commercial Backed Securities	6.6%
Short-Term Investments	5.2%
Other Investments	1.4%
Other Assets Less Liabilities - Net	(4.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$145,292,672
Total number of portfolio holdings	479
Period portfolio turnover rate	15%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Moderate Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.4%
Exchange Traded Funds - Debt Funds	31.5%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$79,465,074
Total number of portfolio holdings	25
Period portfolio turnover rate	16%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Moderately Aggressive Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.88%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	80.4%
Exchange Traded Funds - Debt Funds	14.9%
Short-Term Investments	4.8%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$243,069,079
Total number of portfolio holdings	25
Period portfolio turnover rate	17%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Select Advisor Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$33	0.64%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.2%
Variable Insurance Trusts - Debt Funds	18.7%
Exchange Traded Funds - Equity Funds	12.6%
Exchange Traded Funds - Debt Funds	4.7%
Short-Term Investments	4.9%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$59,603,353
Total number of portfolio holdings	17
Period portfolio turnover rate	10%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Wellington Research Managed Risk Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$63	1.24%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks	63.0%
U.S. Treasury Securities and Agency Bonds	16.7%
Agency Mortgage Backed Securities	7.3%
Corporate Bonds and Notes	5.6%
Short-Term Investments	5.4%
Asset Backed and Commercial Backed Securities	2.0%
Other Investments	0.7%
Other Assets Less Liabilities - Net	(0.7)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$261,853,917
Total number of portfolio holdings	541
Period portfolio turnover rate	52%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio1

Global Atlantic BlackRock Selects Managed Risk Portfolio2

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio3

Global Atlantic Moderate Managed Risk Portfolio

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio4

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

1  Effective after the close of business on October 2, 2026, Global Atlantic Balanced Managed Risk Portfolio will reorganize into Global Atlantic Moderate Managed Risk Portfolio.

2  Effective after the close of business on October 2, 2026, Global Atlantic BlackRock Selects Managed Risk Portfolio will reorganize into Global Atlantic Moderate Managed Risk Portfolio.

3  Effective after the close of business on October 2, 2026, Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio will reorganize into Global Atlantic Wellington Research Managed Risk Portfolio.

4  Effective after the close of business on October 2, 2026, Global Atlantic Select Advisor Managed Risk Portfolio will reorganize into Global Atlantic American Funds® Managed Risk Portfolio.

Table of Contents

Financial Statements
		Page
•	Global Atlantic Portfolio of Investments
	Global Atlantic American Funds® Managed Risk Portfolio	2
	Global Atlantic Balanced Managed Risk Portfolio	3
	Global Atlantic BlackRock Selects Managed Risk Portfolio	4
	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	5 – 14
	Global Atlantic Moderate Managed Risk Portfolio	15
	Global Atlantic Moderately Aggressive Managed Risk Portfolio	16
	Global Atlantic Select Advisor Managed Risk Portfolio	17
	Global Atlantic Wellington Research Managed Risk Portfolio	18 – 26
•	Financial Statements:
	Statements of Assets and Liabilities	27 – 28
	Statements of Operations	29 – 30
	Statements of Changes in Net Assets	31 – 34
	Financial Highlights	35 – 42
•	Notes to Financial Statements	43 – 62
•	Proxy Voting Policy	Back Cover
•	Portfolio Holdings	Back Cover

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 86.8%
DEBT FUNDS - 32.9%
American Funds Insurance Series - American High-Income Trust, Class 1	398,544	$3,750,297
American Funds Insurance Series - The Bond Fund of America, Class 1	3,148,269	29,908,552
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,011,886	9,936,720
TOTAL DEBT FUNDS		43,595,569
EQUITY FUNDS - 53.9%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	651,823	12,658,407
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	128,928	2,609,500
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,030,083	18,335,474
American Funds Insurance Series Growth Fund, Class 1	135,893	18,787,215
American Funds Insurance Series Growth-Income Fund, Class 1	274,325	19,153,337
TOTAL EQUITY FUNDS		71,543,933
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $88,259,739)		115,139,502
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.5%
EQUITY FUNDS - 8.5%
American Funds International Growth and Income Fund (Cost - $8,171,841)	227,201	$11,285,094
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUNDS - 4.8%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (a)	6,297,441	6,297,441
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a)	92,852	92,852
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,390,293)		6,390,293
TOTAL INVESTMENTS - 100.1% (Cost - $102,821,873)		$132,814,889
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(118,292)
TOTAL NET ASSETS - 100.0%		$132,696,597

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 94.9%
DEBT FUNDS - 45.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	24,882	$1,245,095
iShares 10-20 Year Treasury Bond ETF	27,325	2,742,064
iShares 1-3 Year Treasury Bond ETF	25,072	2,058,662
iShares 1-5 Year Investment Grade Corporate Bond ETF	30,414	1,593,998
iShares 20+ Year Treasury Bond ETF	8,070	697,410
iShares 3-7 Year Treasury Bond ETF	17,553	2,061,600
iShares 5-10 Year Investment Grade Corporate Bond ETF	30,031	1,596,748
iShares 7-10 Year Treasury Bond ETF	6,241	590,211
iShares Core U.S. Aggregate Bond ETF	44,793	4,433,611
iShares Core Universal USD Bond ETF	172,775	7,973,566
iShares MBS ETF	37,498	3,544,311
TOTAL DEBT FUNDS		28,537,276
EQUITY FUNDS - 49.3%
iShares Core MSCI EAFE ETF	27,760	2,681,061
iShares Core MSCI Emerging Markets ETF	3,683	305,100
iShares Core S&P 500 ETF	20,856	15,618,850
iShares Core S&P Mid-Cap ETF	32,778	2,527,511
iShares Core S&P Small-Cap ETF	8,782	1,302,458
iShares MSCI EAFE Growth ETF	5,330	663,159
iShares MSCI EAFE Value ETF	5,906	452,104
	Shares/ Principal	Fair Value
EQUITY FUNDS - 49.3% (Continued)
iShares MSCI USA Momentum Factor ETF	1,945	$666,804
iShares S&P 500 Growth ETF	12,154	1,671,540
iShares S&P 500 Value ETF	6,047	1,373,032
iShares U.S. Equity Factor Rotation Active ETF	25,037	1,702,766
iShares U.S. Technology ETF	7,403	1,867,259
TOTAL EQUITY FUNDS		30,831,644
TOTAL EXCHANGE TRADED FUNDS (Cost - $42,239,515)		59,368,920
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (a)	2,645,208	2,645,208
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a)	605,612	605,612
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,250,820)		3,250,820
TOTAL INVESTMENTS - 100.1% (Cost - $45,490,335)		$62,619,740
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(66,697)
TOTAL NET ASSETS - 100.0%		$62,553,043

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.9%
DEBT FUNDS - 27.1%
iShares 1-3 Year Treasury Bond ETF	52,705	$4,327,607
iShares 3-7 Year Treasury Bond ETF	57,991	6,811,043
iShares 7-10 Year Treasury Bond ETF	13,131	1,241,799
iShares iBoxx $ High Yield Corporate Bond ETF	15,491	1,238,815
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,582	8,352,799
iShares J.P. Morgan EM Local Currency Bond ETF	44,016	1,867,599
iShares J.P. Morgan USD Emerging Markets Bond ETF	25,743	2,482,655
iShares MBS ETF	69,407	6,560,349
iShares U.S. Treasury Bond ETF	54,473	1,240,895
TOTAL DEBT FUNDS		34,123,561
EQUITY FUNDS - 46.8%
iShares Core Dividend Growth ETF	41,063	3,112,165
iShares Core MSCI EAFE ETF	38,027	3,672,648
iShares Core S&P U.S. Growth ETF	87,072	16,377,372
iShares Global Financials ETF	20,485	2,550,485
iShares Global Tech ETF	37,470	5,413,665
iShares MSCI EAFE Value ETF	31,679	2,425,027
iShares MSCI Emerging Markets ex China ETF	11,984	1,225,963
iShares MSCI Global Min Vol Factor ETF	40,621	4,883,863
iShares MSCI Japan ETF	13,140	1,225,568
iShares MSCI USA Min Vol Factor ETF	32,058	3,092,315
iShares MSCI USA Momentum Factor ETF	9,365	3,210,603
	Shares/ Principal	Fair Value
EQUITY FUNDS - 46.8% (Continued)
iShares MSCI USA Quality Factor ETF	14,311	$3,140,263
iShares U.S. Consumer Discretionary ETF	12,196	1,233,016
iShares U.S. Energy ETF	49,469	2,799,451
iShares U.S. Industrials ETF	27,605	4,600,373
TOTAL EQUITY FUNDS		58,962,777
TOTAL EXCHANGE TRADED FUNDS (Cost - $74,726,396)		93,086,338
VARIABLE INSURANCE TRUSTS - 22.2%
ASSET ALLOCATION FUND - 22.2%
BlackRock Global Allocation VI Fund, Class I (Cost - $21,545,038)*	1,459,659	27,879,487
SHORT-TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (a)	4,678,412	4,678,412
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a)	379,979	379,979
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,058,391)		5,058,391
TOTAL INVESTMENTS - 100.1% (Cost - $101,329,825)		$126,024,216
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(133,571)
TOTAL NET ASSETS - 100.0%		$125,890,645

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 70.8%
AEROSPACE & DEFENSE - 2.4%
General Dynamics Corp.	3,951	$1,399,602
Honeywell Aerospace, Inc.*	1,273	281,435
RTX Corp.	9,498	1,802,056
		3,483,093
BANKS - 2.8%
JPMorgan Chase & Co.	12,623	4,131,887
BEVERAGES - 0.6%
PepsiCo, Inc.	6,253	846,656
BIOTECHNOLOGY - 1.4%
Abbvie, Inc.	8,178	2,057,912
BUILDING PRODUCTS - 2.0%
Carlisle Cos., Inc.	2,602	943,875
Johnson Controls International PLC	12,924	1,888,326
		2,832,201
CAPITAL MARKETS - 6.0%
Ares Management Corp., Class A	16,670	1,855,538
Charles Schwab Corp. (The)	16,893	1,558,717
Morgan Stanley	13,114	2,741,351
Nasdaq, Inc.	21,737	1,713,310
S&P Global, Inc.	1,920	781,939
		8,650,855
CHEMICALS - 3.8%
Ecolab, Inc.	4,780	1,331,756
Linde PLC	6,699	3,476,379
Sherwin-Williams Co. (The)	2,194	755,438
		5,563,573
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Cintas Corp.	6,961	1,183,927
COMMUNICATIONS EQUIPMENT - 0.6%
Motorola Solutions, Inc.	2,255	936,479
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	4,301	22
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Casey's General Stores, Inc.	1,205	957,722
Walmart, Inc.	28,496	3,227,457
		4,185,179
ELECTRIC UTILITIES - 0.8%
NextEra Energy, Inc.	13,752	1,207,013
ELECTRICAL EQUIPMENT - 1.1%
nVent Electric PLC	9,649	1,636,567
FINANCIAL SERVICES - 2.4%
Visa, Inc., Class A	10,145	3,480,648
	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 0.7%
Old Dominion Freight Line, Inc.	4,366	$945,676
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Abbott Laboratories	19,256	1,747,289
Stryker Corp.	5,747	1,809,386
		3,556,675
HEALTH CARE PROVIDERS & SERVICES - 1.3%
UnitedHealth Group, Inc.	4,564	1,896,935
HOTELS, RESTAURANTS & LEISURE - 1.2%
McDonald's Corp.	6,405	1,731,336
HOUSEHOLD DURABLES - 0.7%
DR Horton, Inc.	6,272	1,021,583
HOUSEHOLD PRODUCTS - 1.4%
Procter & Gamble Co. (The)	13,895	2,037,563
INDUSTRIAL CONGLOMERATES - 0.2%
Honeywell International, Inc.	1,273	285,025
INSURANCE - 0.5%
Marsh & McLennan Cos., Inc.	4,693	782,182
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Danaher Corp.	5,526	1,052,592
MACHINERY - 1.4%
Parker-Hannifin Corp.	2,033	1,988,518
MULTI-UTILITIES - 1.9%
Ameren Corp.	11,993	1,355,689
WEC Energy Group, Inc.	11,606	1,355,232
		2,710,921
OIL, GAS & CONSUMABLE FUELS - 2.6%
Chevron Corp.	8,498	1,408,628
EOG Resources, Inc.	9,119	1,183,008
Exxon Mobil Corp.	8,116	1,109,620
		3,701,256
PHARMACEUTICALS - 6.1%
Eli Lilly & Co.	3,674	4,406,706
Johnson & Johnson	10,872	2,761,162
Merck & Co., Inc.	13,665	1,755,952
		8,923,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
Analog Devices, Inc.	7,199	2,859,227
Applied Materials, Inc.	4,523	3,270,129
Broadcom, Inc.	13,561	5,122,667
Texas Instruments, Inc.	5,269	1,570,531
		12,822,554

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SOFTWARE - 5.8%
Microsoft Corp.	15,795	$5,891,851
Oracle Corp.	16,884	2,474,350
		8,366,201
SPECIALTY RETAIL - 2.4%
Lowe's Cos., Inc.	6,700	1,477,283
Ross Stores, Inc.	6,463	1,375,649
Tractor Supply Co.	22,211	702,090
		3,555,022
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.0%
Apple, Inc.	15,270	4,418,527
TOBACCO - 0.8%
Philip Morris International, Inc.	6,404	1,158,548
TRADING COMPANIES & DISTRIBUTORS - 1.2%
WW Grainger, Inc.	1,278	1,738,591
TOTAL COMMON STOCKS (Cost - $50,962,446)		102,889,537
CORPORATE BONDS AND NOTES - 12.6%
ADVERTISING - 0.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30 (a)	$50,000	52,084
Neptune Bidco US, Inc.
9.29%, 4/15/29 (a)	5,000	5,099
9.50%, 2/15/33 (a)	15,000	15,167
		72,350
AEROSPACE & DEFENSE - 0.3%
Boeing Co. (The)
5.15%, 5/1/30	150,000	151,868
6.88%, 3/15/39	50,000	56,075
3.65%, 3/1/47	100,000	72,480
Honeywell Aerospace, Inc.
4.60%, 3/16/33 (a)	15,000	14,741
4.95%, 3/16/36 (a)	30,000	29,594
5.73%, 3/16/56 (a)	15,000	15,063
5.85%, 3/16/66 (a)	10,000	10,122
Howmet Aerospace, Inc.
4.85%, 10/15/31	50,000	50,210
4.75%, 4/15/36	25,000	24,365
		424,518
AGRICULTURE - 0.2%
BAT Capital Corp.
4.63%, 3/22/33	85,000	83,246
4.39%, 8/15/37	28,000	25,656
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	205,463
		314,365
	Shares/ Principal	Fair Value
APPAREL - 0.0%†
Tapestry, Inc., 5.50%, 3/11/35	$35,000	$35,301
AUTO MANUFACTURERS - 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/28	15,000	14,844
5.45%, 9/6/34	20,000	20,062
Hyundai Capital America
5.35%, 3/19/29 (a)	50,000	50,709
5.40%, 6/23/32 (a)	100,000	101,671
		187,286
AUTO PARTS & EQUIPMENT - 0.0%†
Qnity Electronics, Inc.
5.75%, 8/15/32 (a)	10,000	10,066
6.25%, 8/15/33 (a)	20,000	20,346
		30,412
BANKS - 2.3%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27 (a),(b)	200,000	200,711
Banco Santander SA, 2.75%, 12/3/30	200,000	181,522
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	92,335
1.92%, (SOFR + 1.37%), 10/24/31 (b)	200,000	177,616
5.47%, (SOFR + 1.65%), 1/23/35 (b)	150,000	153,192
3.85%, (US 5 Year CMT T-Note + 2.00%), 3/8/37 (b)	28,000	26,042
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	91,944
3.06%, (SOFR + 1.35%), 1/25/33 (b)	200,000	181,340
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30 (a),(b)	200,000	204,647
Goldman Sachs Group, Inc. (The)
1.99%, (SOFR + 1.09%), 1/27/32 (b)	300,000	264,100
2.38%, (SOFR + 1.25%), 7/21/32 (b)	200,000	176,907
5.09%, (SOFR + 1.34%), 4/20/34 (b)	10,000	9,971
5.07%, (SOFR + 1.19%), 1/21/37 (b)	15,000	14,671
5.43%, (SOFR + 1.31%), 6/3/37 (b)	15,000	15,083
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31 (b)	400,000	396,709
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	50,812
5.58%, (SOFR + 1.64%), 7/23/36 (b)	30,000	30,469
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29 (b)	200,000	204,389
Morgan Stanley
4.49%, (SOFR + 0.95%), 1/16/32 (b)	25,000	24,532
4.71%, (SOFR + 1.20%), 3/12/32 (b)	30,000	29,649
2.24%, (SOFR + 1.18%), 7/21/32 (b)	500,000	438,999
5.07%, (SOFR + 1.18%), 1/30/37 (b)	25,000	24,487
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38 (b)	10,000	10,301

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
BANKS - 2.3% (Continued)
5.90%, (SOFR + 1.78%), 3/13/47 (b)	$20,000	$20,285
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29 (b)	50,000	52,666
5.44%, (SOFR + 1.62%), 1/24/30 (b)	100,000	101,703
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30 (b)	100,000	101,154
5.50%, (SOFR + 1.78%), 1/23/35 (b)	100,000	102,058
		3,378,294
BEVERAGES - 0.0%†
Keurig Dr Pepper, Inc., 5.30%, 3/15/34	20,000	20,070
BIOTECHNOLOGY - 0.4%
Amgen, Inc., 5.25%, 3/2/33	100,000	101,876
Biogen, Inc., 2.25%, 5/1/30	100,000	91,344
CSL Finance PLC, 4.25%, 4/27/32 (a)	150,000	144,334
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	263,621
		601,175
BUILDING MATERIALS - 0.0%†
Carlisle Cos., Inc., 5.25%, 9/15/35	15,000	14,985
JH North America Holdings, Inc., 5.88%, 1/31/31 (a)	25,000	25,130
		40,115
CHEMICALS - 0.1%
Element Solutions, Inc., 3.88%, 9/1/28 (a)	20,000	19,518
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	50,000	53,325
		72,843
COMMERCIAL SERVICES - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34 (a)	200,000	204,055
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	50,000	51,004
		255,059
COMPUTERS - 0.1%
Dell International LLC / EMC Corp.
4.75%, 7/15/31	5,000	4,974
5.25%, 2/15/37	30,000	29,584
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	99,654
McAfee Corp., 7.38%, 2/15/30 (a)	15,000	12,750
Seagate Data Storage Technology Pte Ltd., 5.88%, 7/15/30	20,000	20,355
		167,317
COSMETICS/PERSONAL CARE - 0.1%
Kenvue, Inc., 4.85%, 5/22/32	100,000	100,591
DIVERSIFIED FINANCIAL SERVICES - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	133,540
Avolon Holdings Funding Ltd., 4.95%, 10/15/32 (a)	100,000	97,689
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 0.3% (Continued)
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32 (a)	$30,000	$30,518
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32 (a)	55,000	55,003
Jefferson Capital Holdings LLC, 9.50%, 2/15/29 (a)	15,000	15,688
Osaic Holdings, Inc., 6.75%, 8/1/32 (a)	10,000	10,016
Rocket Cos., Inc., 6.38%, 8/1/33 (a)	15,000	15,261
		357,715
ELECTRIC - 1.8%
American Electric Power Co., Inc.
5.80%, (US 5 Year CMT T-Note + 2.13%), 3/15/56 (b)	35,000	34,807
6.05%, (US 5 Year CMT T-Note + 1.94%), 3/15/56 (b)	10,000	9,943
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32 (a)	150,000	150,364
Clearway Energy Operating LLC, 5.75%, 1/15/34 (a)	35,000	34,322
Constellation Energy Generation LLC
4.40%, 1/15/31	15,000	14,757
5.80%, 3/1/33	200,000	208,897
6.13%, 1/15/34	50,000	53,160
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	95,515
DTE Electric Co.
5.25%, 5/15/35	15,000	15,185
4.85%, 3/1/36	25,000	24,475
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,352
EDP Finance BV, 1.71%, 1/24/28 (a)	200,000	191,580
Electricite de France SA, 5.70%, 5/23/28 (a)	200,000	203,748
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	196,287
Exelon Corp., 4.05%, 4/15/30	200,000	195,291
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (a)	20,000	19,101
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	100,000	91,272
2.44%, 1/15/32	100,000	88,269
5.30%, 3/15/32	65,000	66,254
Pacific Gas and Electric Co., 3.25%, 6/1/31	150,000	138,472
Pacific Gas And Electric Co., 5.05%, 11/15/31	20,000	19,997
Southern Co. (The), 3.70%, 4/30/30	50,000	48,343
Talen Energy Supply LLC, 6.25%, 2/1/34 (a)	25,000	24,874
Virginia Electric and Power Co.
5.00%, 4/1/33	100,000	100,640
4.95%, 3/15/36	40,000	39,176
Vistra Operations Co. LLC
4.30%, 7/15/29 (a)	300,000	293,941
5.35%, 1/31/36 (a)	15,000	14,707
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	152,834
		2,632,563

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ELECTRICAL COMPONENTS & EQUIPMENTS - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32 (a)	$50,000	$51,527
ELECTRONICS - 0.1%
Amphenol Corp., 4.40%, 2/15/33	45,000	43,789
Flex Ltd., 5.25%, 1/15/32	100,000	100,196
		143,985
ENGINEERING & CONSTRUCTION - 0.0%†
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	50,000	49,312
ENTERTAINMENT - 0.0%†
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30 (a)	25,000	25,342
ENVIRONMENTAL CONTROL - 0.1%
Waste Connections, Inc., 4.80%, 7/15/36	25,000	24,372
Waste Pro USA, Inc., 7.00%, 2/1/33 (a)	20,000	20,466
Wrangler Holdco Corp., 6.63%, 4/1/32 (a)	30,000	30,755
		75,593
FOOD - 0.3%
Industrial F&B Investments III, Inc., 7.75%, 2/11/33 (a)	30,000	30,569
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings
5.63%, 3/10/37 (a)	5,000	4,981
6.40%, 5/10/57 (a)	5,000	4,987
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	185,414
Kraft Heinz Foods Co., 5.00%, 6/4/42	50,000	44,952
Mars, Inc., 5.20%, 3/1/35 (a)	140,000	140,763
US Foods, Inc., 4.63%, 6/1/30 (a)	20,000	19,526
		431,192
FOREST PRODUCTS & PAPER - 0.0%†
Georgia-Pacific LLC, 4.90%, 5/15/33 (a)	45,000	44,813
GAS - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	101,448
HEALTHCARE-PRODUCTS - 0.2%
Baxter International, Inc., 2.54%, 2/1/32	200,000	172,294
Medline Borrower LP, 3.88%, 4/1/29 (a)	50,000	48,562
Medline Borrower LP/Medline Co.-Issuer, Inc., 5.25%, 6/15/33 (a)	25,000	24,887
Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	20,000	19,794
VSP Optical Group, Inc.
5.40%, 6/1/33 (a)	5,000	5,019
5.65%, 6/1/36 (a)	5,000	5,032
		275,588
	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 0.6%
Centene Corp., 3.00%, 10/15/30	$100,000	$90,501
CHS / Community Health Systems, Inc.
6.00%, 1/15/29 (a)	20,000	19,814
10.88%, 1/15/32 (a)	15,000	16,152
DaVita, Inc., 4.63%, 6/1/30 (a)	50,000	48,428
HCA, Inc., 4.60%, 11/15/32	20,000	19,495
Humana, Inc.
5.38%, 4/15/31	50,000	50,705
6.63%, (US 5 Year CMT T-Note + 2.89%), 9/15/56 (b)	30,000	29,911
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	205,628
IQVIA, Inc.
6.25%, 2/1/29	100,000	103,437
6.25%, 6/1/32 (a)	50,000	50,849
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	97,534
Tenet Healthcare Corp., 6.00%, 11/15/33 (a)	30,000	30,263
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	101,048
		863,765
HOME FURNISHINGS - 0.0%†
Whirlpool Corp., 7.88%, 7/1/34 (a)	10,000	10,054
INSURANCE - 0.5%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	50,172
Asurion LLC And Asurion Co.-Issuer, Inc., 8.00%, 12/31/32 (a)	25,000	25,221
Athene Global Funding
5.03%, 7/17/30 (a)	50,000	49,572
5.54%, 8/22/35 (a)	50,000	49,284
Brown & Brown, Inc.
2.38%, 3/15/31	100,000	88,810
5.25%, 6/23/32	15,000	15,027
5.55%, 6/23/35	30,000	30,006
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	157,012
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	51,111
Metropolitan Life Global Funding I, 4.30%, 8/25/29 (a)	150,000	148,532
RGA Global Funding, 5.50%, 1/11/31 (a)	100,000	102,471
		767,218
INTERNET - 0.2%
Airbnb, Inc.
4.65%, 3/16/31	15,000	14,915
5.25%, 3/16/36	10,000	9,975
Alphabet, Inc., 4.80%, 2/15/36	20,000	19,684
Amazon.Com, Inc.
4.55%, 3/13/33	15,000	14,779
4.88%, 3/13/36	25,000	24,648
5.80%, 3/13/56	10,000	9,962
6.05%, 3/13/76	30,000	30,030
Beignet Investor LLC, 6.58%, 5/30/49 (a)	26,000	26,579

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
INTERNET - 0.2% (Continued)
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 7/1/32 (a)	$50,000	$45,002
Meta Platforms, Inc.
4.95%, 5/15/33	50,000	50,030
5.25%, 5/15/36	25,000	24,864
6.30%, 5/15/56	15,000	14,991
Wayfair LLC, 7.25%, 10/31/29 (a)	20,000	20,641
		306,100
IRON & STEEL - 0.1%
Commercial Metals Co., 6.00%, 12/15/35 (a)	50,000	49,879
Mineral Resources Ltd., 7.00%, 4/1/31 (a)	20,000	20,718
		70,597
LEISURE TIME - 0.1%
Carnival Corp.
5.75%, 3/15/30 (a)	50,000	50,616
5.75%, 8/1/32 (a)	10,000	10,094
Viking Cruises Ltd., 5.88%, 10/15/33 (a)	25,000	25,052
		85,762
LODGING - 0.0%†
Marriott International, Inc., 4.50%, 5/1/33	25,000	24,228
MACHINERY-CONSTRUCTION & MINING - 0.0%†
Vertiv Holdings Co.
4.85%, 3/15/36	36,000	35,020
5.80%, 3/15/56	10,000	9,877
		44,897
MACHINERY-DIVERSIFIED - 0.1%
Esab Corp., 6.25%, 4/15/29 (a)	50,000	50,685
Regal Rexnord Corp., 6.40%, 4/15/33	26,000	27,629
		78,314
MEDIA - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	178,263
4.40%, 4/1/33	100,000	92,127
Comcast Corp., 4.80%, 5/15/33	100,000	98,576
Nexstar Media, Inc., 7.25%, 4/15/34 (a)	35,000	34,886
Space Exploration Technologies Corp., 5.35%, 7/15/31 (a)	25,000	24,955
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	98,001
Warnermedia Holdings, Inc., 4.05%, 3/15/29	35,000	34,650
		561,458
MINING - 0.1%
Arcosa, Inc., 4.38%, 4/15/29 (a)	25,000	24,590
Glencore Funding LLC, 5.51%, 4/1/36 (a)	30,000	30,233
Novelis Corp., 6.38%, 8/15/33 (a)	30,000	30,208
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	125,000	126,401
		211,432
	Shares/ Principal	Fair Value
MISCELLANEOUS MANUFACTURING - 0.0%†
Axon Enterprise, Inc., 6.25%, 3/15/33 (a)	$20,000	$20,499
OIL & GAS - 0.5%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	192,708
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	93,530
Hess Corp., 7.13%, 3/15/33	200,000	225,014
Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.25%, 4/15/32 (a)	50,000	48,405
Murphy Oil Corp.
6.00%, 10/1/32	5,000	4,980
6.50%, 2/15/34	15,000	14,867
Sunoco LP
5.38%, 7/15/31 (a)	10,000	9,864
5.63%, 7/15/34 (a)	20,000	19,520
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	98,995
Transocean, Inc., 8.75%, 2/15/30 (a)	17,500	18,182
Viper Energy Partners LLC, 5.70%, 8/1/35	34,000	34,542
Woodside Finance Ltd., 6.00%, 5/19/35	22,000	22,886
		783,493
OIL & GAS SERVICES - 0.1%
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 2/1/34 (a)	70,000	69,570
Kodiak Gas Services LLC, 6.50%, 10/1/33 (a)	5,000	5,068
Weatherford International Ltd., 6.75%, 10/15/33 (a)	35,000	35,697
		110,335
PACKAGING & CONTAINERS - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	46,180
Aptargroup, Inc., 4.75%, 3/30/31	25,000	24,776
		70,956
PHARMACEUTICALS - 0.4%
Abbvie, Inc.
4.40%, 3/15/33	20,000	19,596
4.75%, 3/15/36	5,000	4,898
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	98,962
CVS Health Corp.
1.88%, 2/28/31	15,000	13,166
5.30%, 6/1/33	100,000	101,548
4.78%, 3/25/38	100,000	93,938
Merck & Co., Inc.
4.45%, 12/4/32	10,000	9,851
4.75%, 12/4/35	20,000	19,635
5.20%, 5/22/36	25,000	25,356
Novartis Capital Corp.
4.10%, 11/5/30	85,000	83,565
4.60%, 3/18/33	20,000	19,838
4.90%, 3/18/36	25,000	24,886
5.70%, 3/18/56	15,000	15,341

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 0.4% (Continued)
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	$100,000	$99,176
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	15,000	11,589
		641,345
PIPELINES - 0.7%
Cheniere Energy, Inc.
5.65%, 4/15/34	50,000	51,373
5.20%, 7/30/36 (a)	5,000	4,938
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	144,942
Energy Transfer LP
4.95%, 5/15/28	100,000	100,504
5.55%, 5/15/34	100,000	101,725
Hess Midstream Operations LP, 6.50%, 6/1/29 (a)	50,000	51,019
Kinetik Holdings LP, 6.63%, 12/15/28 (a)	50,000	50,826
MPLX LP, 5.40%, 4/1/35	150,000	150,113
Targa Resources Corp., 4.35%, 4/15/31	20,000	19,556
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	99,391
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30	100,000	95,011
5.10%, 3/15/36	25,000	24,790
Venture Global Calcasieu Pass LLC
4.13%, 8/15/31 (a)	20,000	18,786
6.00%, 5/1/36 (a)	15,000	15,161
Venture Global Plaquemines LNG LLC
7.50%, 5/1/33 (a)	25,000	27,439
7.75%, 5/1/35 (a)	25,000	28,037
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	47,491
		1,031,102
REITS - 0.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	100,000	81,738
American Tower Corp.
1.88%, 10/15/30	100,000	88,831
4.70%, 12/15/32	15,000	14,757
5.35%, 3/15/35	150,000	151,207
Essex Portfolio LP, 5.38%, 4/1/35	50,000	50,685
Iron Mountain, Inc.
7.00%, 2/15/29 (a)	25,000	25,471
6.25%, 1/15/35 (a)	20,000	20,086
Millrose Properties, Inc., 6.38%, 8/1/30 (a)	25,000	25,339
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29 (a)	100,000	101,450
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32 (a)	50,000	51,164
VICI Properties LP, 5.13%, 11/15/31	100,000	99,642
		710,370
	Shares/ Principal	Fair Value
RETAIL - 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30 (a)	$25,000	$23,601
FirstCash, Inc., 6.88%, 3/1/32 (a)	50,000	51,383
		74,984
SEMICONDUCTORS - 0.3%
Broadcom, Inc.
4.95%, 1/15/36	20,000	19,675
5.70%, 1/15/56	5,000	4,979
Foundry JV Holdco LLC, 6.25%, 1/25/35 (a)	200,000	212,595
Intel Corp.
5.30%, 5/15/36	25,000	24,925
6.13%, 5/15/56	25,002	25,074
Marvell Technology, Inc., 5.30%, 4/15/36	45,000	44,846
NVIDIA Corp.
4.75%, 6/15/33	30,000	29,950
4.95%, 6/15/36	30,000	29,783
5.55%, 6/15/46	35,000	34,775
5.63%, 6/15/56	25,000	24,950
		451,552
SOFTWARE - 0.3%
Fiserv, Inc., 2.65%, 6/1/30	150,000	137,227
Oak-Eagle Acquireco, Inc., 7.25%, 7/1/33 (a)	25,000	26,107
Oracle Corp.
2.88%, 3/25/31	100,000	89,403
4.80%, 9/26/32	25,000	23,806
3.90%, 5/15/35	20,000	16,998
5.70%, 2/4/36	20,000	19,398
6.70%, 2/4/56	15,000	14,166
Salesforce, Inc., 5.20%, 3/15/33	50,000	50,141
Synopsys, Inc., 5.00%, 4/1/32	100,000	100,262
		477,508
TELECOMMUNICATIONS - 0.7%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31 (a)	20,000	20,072
APLD ComputeCo LLC, 9.25%, 12/15/30 (a)	25,000	26,980
AT&T, Inc.
2.55%, 12/1/33	250,000	210,245
5.13%, 4/30/36	20,000	19,645
6.20%, 10/30/56	15,000	14,905
Beacon Point DC LLC, 6.13%, 11/30/42 (a)	15,000	15,157
Black Pearl Compute LLC, 6.13%, 2/15/31 (a)	25,000	25,321
Cipher Compute LLC, 7.13%, 11/15/30 (a)	30,000	31,188
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29 (a)	50,000	52,613
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	90,931
SV RNO Property Owner 1 LLC, 5.88%, 3/1/31 (a)	30,000	29,571

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 0.7% (Continued)
T-Mobile USA, Inc.
3.88%, 4/15/30	$200,000	$193,917
5.00%, 2/15/36	35,000	34,293
Verizon Communications, Inc.
2.36%, 3/15/32	150,000	131,180
4.75%, 1/15/33	35,000	34,487
6.05%, (US 5 Year CMT T-Note + 1.81%), 5/14/58 (b)	30,000	30,276
WULF Compute LLC, 7.75%, 10/15/30 (a)	25,000	26,258
		987,039
TRANSPORTATION - 0.0%†
Burlington Northern Santa Fe LLC, 5.55%, 3/15/56	20,000	19,670
XPO, Inc., 7.13%, 2/1/32 (a)	20,000	20,745
		40,415
TRUCKING & LEASING - 0.0%†
Avolon Holdings Funding Ltd., 4.90%, 10/10/30 (a)	65,000	64,470
TOTAL CORPORATE BONDS AND NOTES (Cost - $18,610,023)		18,376,667
AGENCY MORTGAGE BACKED SECURITIES - 7.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.0%
Freddie Mac Pool
2.00%, 3/1/51	495,536	399,870
2.50%, 10/1/51	446,579	377,027
3.00%, 2/1/52	588,618	517,806
2.00%, 3/1/52	562,611	452,049
2.50%, 5/1/52	532,629	448,614
4.00%, 8/1/52	420,617	394,122
4.50%, 8/1/52	326,813	314,621
		2,904,109
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
Fannie Mae or Freddie Mac
1.50%, 8/1/41 (c)	180,000	160,509
2.00%, 8/1/41 (c)	250,000	227,930
2.50%, 8/1/41 (c)	80,000	74,850
5.00%, 8/1/41 (c)	120,000	120,300
6.50%, 8/1/54 (c)	260,000	268,653
6.00%, 8/1/55 (c)	1,330,000	1,354,938
2.00%, 8/1/56 (c)	680,000	542,831
2.50%, 8/1/56 (c)	60,000	50,147
3.50%, 8/1/56 (c)	40,000	36,312
5.00%, 8/1/56 (c)	500,000	491,641
5.50%, 8/1/56 (c)	1,530,000	1,534,303
Fannie Mae Pool
3.00%, 11/1/48	183,808	164,641
2.50%, 4/1/52	183,210	154,501
3.50%, 12/1/52	430,778	392,611
		5,574,167
	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.6%
Ginnie Mae
4.50%, 8/20/55 (c)	$180,000	$172,828
6.00%, 8/20/55 (c)	320,000	325,900
2.00%, 8/20/56 (c)	120,000	98,231
2.50%, 8/20/56 (c)	420,000	358,312
3.50%, 8/20/56 (c)	230,000	206,713
4.00%, 8/20/56 (c)	170,000	157,967
5.00%, 8/20/56 (c)	300,000	295,688
5.50%, 8/20/56 (c)	390,000	391,341
Ginnie Mae II Pool
2.00%, 7/20/52	209,226	171,476
2.50%, 7/20/52	220,699	188,703
		2,367,159
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $11,061,518)		10,845,435
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6%
Aligned Data Centers Issuer LLC, 5.91%, 6/15/56 (a)	92,000	92,205
Bank 2019-BNK18, 3.47%, 5/15/62	20,355	19,422
Bank5 2025-5YR17, 5.63%, 11/15/58 (d)	24,000	24,332
Bank5 Trust 2025-5YR13, 1.28%, 1/15/58 (a),(d)	1,885,335	59,992
Barclays Commercial Mortgage Trust 2019-C3, 3.44%, 5/15/52	13,848	13,577
Basswood Park CLO Ltd., 4.71%, (3 Month Term SOFR + 1.03%), 4/20/34 (a),(b)	250,000	250,023
BBCMS Mortgage Trust 2023-C21, 6.51%, 9/15/56 (d)	33,000	34,562
BBCMS Mortgage Trust 2026-5C40, 5.78%, 2/15/59 (d)	53,000	53,577
Benchmark 2019-B13 Mortgage Trust, 2.89%, 8/15/57	102,096	97,334
Benchmark 2019-B14 Mortgage Trust, 2.91%, 12/15/62	22,123	21,525
Benchmark 2020-B17 Mortgage Trust, 2.21%, 3/15/53	20,744	20,233
Benchmark 2025-V17 Mortgage Trust, 1.73%, 9/15/58 (d)	418,000	22,945
Benchmark 2025-V18 Mortgage Trust, 1.47%, 10/15/58 (a),(d)	999,526	46,447
Benchmark 2026-V20 Mortgage Trust, 5.69%, 2/15/59 (d)	49,000	49,352
BMO 2024-5C8 Mortgage Trust, 5.94%, 12/15/57 (d)	40,000	40,797
BofA Auto Trust 2026-1, 4.18%, 10/15/30 (a)	70,000	69,576
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)	25,471	24,414
BX 2021-LBA3 Mortgage Trust, 4.64%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	129,817
BX Trust 2022-IND, 5.12%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	62,305	62,325

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6% (Continued)
Carlyle Global Market Strategies CLO 2016-1 Ltd, 4.77%, (3 Month Term SOFR + 1.09%), 4/20/34 (a),(b)	$250,000	$250,015
CarMax Auto Owner Trust 2026-2
4.11%, 8/15/29	105,000	104,813
4.22%, 6/16/31	65,000	64,648
CFCRE Commercial Mortgage Trust 2016-C7, 3.84%, 12/10/54	50,000	49,142
CGMS Commercial Mortgage Trust 2017-B1, 3.71%, 8/15/50 (d)	31,000	29,867
Chase Auto Owner Trust 2026-1, 4.53%, 6/25/31 (a)	108,000	108,025
Chase Home Lending Mortgage Trust 2025-7, 5.03%, (SOFR + 1.40%), 5/25/56 (a),(b)	23,907	24,020
CIFC Funding 2022-I Ltd., 5.00%, (3 Month Term SOFR + 1.32%), 4/17/35 (a),(b)	250,000	250,000
CIFC Funding 2022-II Ltd., 4.65%, (3 Month Term SOFR + 0.97%), 4/19/35 (a),(b)	310,000	309,160
CIFC Funding 2024-II Ltd., 5.18%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	300,244
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)	12,770	12,076
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)	5,000	4,805
Citigroup Commercial Mortgage Trust 2020-GC46, 2.71%, 2/15/53	24,486	23,261
COMM 2015-CCRE26 Mortgage Trust, 4.84%, 10/10/48 (d)	12,540	12,478
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50 (a)	85,000	83,581
Compass Datacenters Issuer III LLC, 5.66%, 2/25/50 (a)	128,000	128,552
Connecticut Avenue Securities Series 2025-R01, 4.73%, (SOFR + 1.10%), 1/25/45 (a),(b)	9,182	9,186
Connecticut Avenue Securities Trust 2023-R08, 5.13%, (SOFR + 1.50%), 10/25/43 (a),(b)	48,048	48,074
Connecticut Avenue Securities Trust 2025-R02, 4.63%, (SOFR + 1.00%), 2/25/45 (a),(b)	16,895	16,916
Connecticut Avenue Securities Trust 2025-R03, 5.08%, (SOFR + 1.45%), 3/25/45 (a),(b)	20,243	20,349
Connecticut Avenue Securities Trust 2025-R04, 4.63%, (SOFR + 1.00%), 5/25/45 (a),(b)	19,252	19,276
Connecticut Avenue Securities Trust 2026-R03, 4.73%, (SOFR + 1.10%), 4/25/46 (a),(b)	107,376	107,639
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6% (Continued)
CSAIL 2017-CX10 Commercial Mortgage Trust, 3.40%, 11/15/50	$7,077	$6,970
Deephaven Residential Mortgage Trust 2026-INV3, 5.47%, 6/25/71 (a),(d)	242,000	241,920
Fannie Mae REMICS
4.73%, (SOFR + 1.10%), 3/25/54 (b)	222,050	222,609
4.73%, (SOFR + 1.10%), 7/25/54 (b)	103,495	103,742
4.58%, (SOFR + 0.95%), 11/25/54 (b)	115,857	116,813
4.58%, (SOFR + 0.95%), 11/25/54 (b)	69,838	69,664
4.73%, (SOFR + 1.10%), 12/25/54 (b)	203,299	205,022
4.73%, (SOFR + 1.10%), 12/25/54 (b)	136,865	138,009
4.63%, (SOFR + 1.00%), 1/25/55 (b)	137,313	138,194
4.68%, (SOFR + 1.05%), 1/25/55 (b)	77,597	77,913
4.58%, (SOFR + 0.95%), 4/25/55 (b)	22,954	22,922
Ford Credit Floorplan Master Owner Trust A, 4.42%, 5/15/31	214,000	213,568
Freddie Mac REMICS
4.83%, (SOFR + 1.20%), 3/25/54 (b)	39,816	39,910
4.73%, (SOFR + 1.10%), 6/25/54 (b)	231,269	231,772
4.73%, (SOFR + 1.10%), 8/25/54 (b)	40,419	40,648
4.75%, (SOFR + 1.12%), 8/25/54 (b)	92,475	92,738
4.78%, (SOFR + 1.15%), 11/25/54 (b)	211,901	213,255
4.78%, (SOFR + 1.15%), 1/25/55 (b)	234,449	235,765
4.63%, (SOFR + 1.00%), 2/25/55 (b)	233,811	234,396
4.68%, (SOFR + 1.05%), 11/25/55 (b)	179,075	179,973
Freddie Mac STACR REMIC Trust 2021-HQA3, 5.73%, (SOFR + 2.10%), 9/25/41 (a),(b)	201,000	201,570
Freddie Mac STACR REMIC Trust 2022-DNA2, 6.03%, (SOFR + 2.40%), 2/25/42 (a),(b)	80,000	80,746
Freddie Mac STACR REMIC Trust 2025-DNA1, 4.58%, (SOFR + 0.95%), 1/25/45 (a),(b)	24,380	24,391
Freddie Mac STACR REMIC Trust 2025-DNA2, 4.73%, (SOFR + 1.10%), 5/25/45 (a),(b)	19,795	19,860
GM Financial Consumer Automobile Receivables Trust 2026-2, 4.15%, 8/18/31	78,000	77,439
Government National Mortgage Association, 4.61%, (SOFR + 1.00%), 10/20/55 (b)	181,398	181,753
GS Mortgage Securities Trust 2016-GS2, 3.05%, 5/10/49	1,432	1,430
GS Mortgage Securities Trust 2019-GC42, 2.93%, 9/10/52	41,656	40,400
GS Mortgage-Backed Securities Trust 2025-NQM2, 5.65%, 6/25/65 (a),(e)	164,172	164,032
Home Partners of America 2021-2 Trust, 2.30%, 12/17/26 (a)	195,131	192,525
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	71,524	66,654
Homes 2024-NQM1 Trust, 5.92%, 7/25/69 (a),(e)	66,007	66,406

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6% (Continued)
Hyundai Auto Receivables Trust 2026-B, 4.51%, 2/18/31	$77,000	$77,172
Iskandar Enterprise LLC, 5.05%, 4/17/56 (a)	131,000	130,384
JP Morgan Mortgage Trust 2021-15, 2.50%, 6/25/52 (a),(d)	75,561	67,426
JP Morgan Mortgage Trust 2023-HE2, 5.31%, (SOFR + 1.70%), 3/20/54 (a),(b)	9,368	9,389
JP Morgan Mortgage Trust 2026-HE1, 4.86%, (SOFR + 1.25%), 9/20/56 (a),(b)	23,203	23,202
JP Morgan Mortgage Trust 2026-NQX1, 5.50%, 7/25/66 (a),(d)	174,216	174,595
JP Morgan Mortgage Trust 2026-NQX2, 5.63%, 10/25/66 (a),(d)	100,000	100,112
Marble Point CLO XV Ltd., 4.71%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	146,426	146,354
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(d)	37,032	36,435
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, 3.99%, 12/15/49 (d)	24,000	22,993
Morgan Stanley Capital I Trust 2019-H7, 1.36%, 7/15/52 (d)	1,514,320	42,831
Neuberger Berman Loan Advisers CLO 48 Ltd., 4.76%, (3 Month Term SOFR + 1.09%), 4/25/36 (a),(b)	250,000	249,993
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	217,100
Northwoods Capital 25 Ltd., 4.80%, (3 Month Term SOFR + 1.12%), 7/20/34 (a),(b)	250,000	250,061
OBX 2024-NQM3 Trust, 6.13%, 12/25/63 (a),(e)	48,635	48,967
OBX 2026-NQM9 Trust, 5.47%, 4/25/66 (a),(d)	176,000	175,932
Octagon Investment Partners 41 Ltd., 4.76%, (3 Month Term SOFR + 1.09%), 10/15/33 (a),(b)	250,000	250,105
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)	17,943	15,413
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)	133,656	120,729
Structured Agency Credit Risk 2026-DNA1, 4.63%, (SOFR + 1.00%), 2/25/46 (a),(b)	31,433	31,399
Toyota Auto Receivables 2026-B Owner Trust, 4.13%, 12/16/30	99,000	98,323
Vegas 2024-GCS, 6.42%, 7/10/36 (a),(d)	38,000	37,887
Verus Securitization Trust 2024-4, 6.22%, 6/25/69 (a),(e)	53,576	54,558
VRTX Trust 2025-HQ, 5.09%, 8/5/42 (a),(d)	38,000	37,308
WFRBS Commercial Mortgage Trust 2014-C23, 4.41%, 10/15/57 (d)	33,000	32,113
World Omni Auto Receivables Trust 2026-B, 4.37%, 6/16/31	131,000	130,794
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $9,754,299)		9,633,166
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 0.8%
DEBT FUNDS - 0.8%
Franklin Floating Rate Daily Access Fund (Cost - $1,136,337)	$151,109	$1,094,026
U.S. TREASURY SECURITIES AND AGENCY BONDS - 0.3%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	112,030
U.S. Treasury Bond, 1.25%, 5/15/50	800,000	382,750
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $669,989)		494,780
MUNICIPAL BONDS - 0.3%
Greenville City School District, 3.54%, 1/1/51	110,000	83,504
San Bernardino Community College District
2.69%, 8/1/41	250,000	188,986
2.86%, 8/1/49	150,000	99,402
TOTAL MUNICIPAL BONDS (Cost - $513,419)		371,892
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (f)	5,932,185	5,932,185
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (f)	1,645,769	1,645,769
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,577,954)		7,577,954
TOTAL INVESTMENTS - 104.1% (Cost - $100,285,985)		$151,283,457
OTHER ASSETS LESS LIABILITIES - NET (4.1)%		(5,990,785)
TOTAL NET ASSETS - 100.0%		$145,292,672

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2026, these securities amounted to $11,320,976 or 7.8% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

Holdings by Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	12.6%
Agency Mortgage Backed Securities	7.5%
Asset Backed and Commercial Backed Securities	6.6%
Short-Term Investments	5.2%
Mutual Funds	0.8%
U.S. Treasury Securities and Agency Bonds	0.3%
Municipal Bonds	0.3%
Other Assets Less Liabilities - Net	(4.1)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	14	9/30/2026	$2,885,860	$(5,185)
U.S. Long Bond Future	J. P. Morgan Securities LLC	20	9/21/2026	2,270,000	1,369
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	21	9/21/2026	2,439,281	24,704
					20,888
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	19	9/21/2026	2,087,922	4,797
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$25,685

CENTRALLY CLEARED INTEREST RATE SWAPS
Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	SOFR	4.04	09/18/28	4,429,000	USD	$(3,571)	$(8,724)	$5,153
Annually	SOFR	4.06	09/16/33	1,025,000	USD	8,046	11,235	(3,189)
Annually	SOFR	4.16	09/16/36	1,250,000	USD	(15,090)	(18,885)	3,795
Annually	SOFR	4.30	09/18/56	299,000	USD	(6,759)	(7,814)	1,055
						$(17,374)	$(24,188)	$6,814

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Reference Obligation/ Index*	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM. 44	Quarterly	Buy	1.00%	-	12/20/30	$580,000	$(1,461)	$(10,939)	$9,478
CDX.NA.HY.46	Quarterly	Buy	5.00%	-	06/20/31	168,300	13,800	8,375	5,425
CDX.NA.IG.46	Quarterly	Sell	1.00%	-	06/20/31	700,000	(15,543)	(14,957)	(586)
							$(3,204)	$(17,521)	$14,317

*  Index credit default swaps do not have credit ratings themselves, but they are influenced by the credit ratings of the underlying securities in the index.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes to financial statements.

Global Atlantic Moderate Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 94.9%
DEBT FUNDS - 31.5%
iShares 10+ Year Investment Grade Corporate Bond ETF	21,831	$1,092,423
iShares 10-20 Year Treasury Bond ETF	29,108	2,920,988
iShares 1-3 Year Treasury Bond ETF	22,316	1,832,367
iShares 1-5 Year Investment Grade Corporate Bond ETF	27,214	1,426,286
iShares 20+ Year Treasury Bond ETF	7,149	617,816
iShares 3-7 Year Treasury Bond ETF	15,625	1,835,156
iShares 5-10 Year Investment Grade Corporate Bond ETF	26,743	1,421,925
iShares 7-10 Year Treasury Bond ETF	5,633	532,713
iShares Core U.S. Aggregate Bond ETF	39,877	3,947,025
iShares Core Universal USD Bond ETF	142,731	6,587,036
iShares MBS ETF	29,755	2,812,443
TOTAL DEBT FUNDS		25,026,178
EQUITY FUNDS - 63.4%
iShares Core MSCI EAFE ETF	44,708	4,317,899
iShares Core MSCI Emerging Markets ETF	8,299	687,489
iShares Core S&P 500 ETF (a)	33,379	24,997,199
iShares Core S&P Mid-Cap ETF	53,548	4,129,086
iShares Core S&P Small-Cap ETF	14,303	2,121,278
iShares MSCI EAFE Growth ETF	8,967	1,115,674
iShares MSCI EAFE Value ETF	9,867	755,319
iShares MSCI USA Momentum Factor ETF	3,673	1,259,215
	Shares/ Principal	Fair Value
EQUITY FUNDS - 63.4% (Continued)
iShares S&P 500 Growth ETF	20,815	$2,862,687
iShares S&P 500 Value ETF	10,980	2,493,119
iShares U.S. Equity Factor Rotation Active ETF	40,020	2,721,760
iShares U.S. Technology ETF	11,618	2,930,408
TOTAL EQUITY FUNDS		50,391,133
TOTAL EXCHANGE TRADED FUNDS (Cost - $47,770,288)		75,417,311
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (b)	3,348,244	3,348,244
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (b)	773,910	773,910
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,122,154)		4,122,154
TOTAL INVESTMENTS - 100.1% (Cost - $51,892,442)		$79,539,465
OTHER ASSETS LESS LIABILITIES - Net (0.1)%		(74,391)
TOTAL NET ASSETS - 100.0%		$79,465,074

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.3%
DEBT FUNDS - 14.9%
iShares 10+ Year Investment Grade Corporate Bond ETF	32,795	$1,641,062
iShares 10-20 Year Treasury Bond ETF	57,094	5,729,383
iShares 1-3 Year Treasury Bond ETF	33,997	2,791,494
iShares 1-5 Year Investment Grade Corporate Bond ETF	42,261	2,214,899
iShares 20+ Year Treasury Bond ETF	21,466	1,855,092
iShares 3-7 Year Treasury Bond ETF	24,436	2,870,008
iShares 5-10 Year Investment Grade Corporate Bond ETF	41,615	2,212,670
iShares 7-10 Year Treasury Bond ETF	8,615	814,721
iShares Core U.S. Aggregate Bond ETF	60,728	6,010,857
iShares Core Universal USD Bond ETF	177,069	8,171,734
iShares MBS ETF	18,537	1,752,117
TOTAL DEBT FUNDS		36,064,037
EQUITY FUNDS - 80.4%
iShares Core MSCI EAFE ETF	176,239	17,021,163
iShares Core MSCI Emerging Markets ETF	28,585	2,367,981
iShares Core S&P 500 ETF (a)	132,784	99,440,610
iShares Core S&P Mid-Cap ETF	202,538	15,617,705
iShares Core S&P Small-Cap ETF	54,985	8,154,825
iShares MSCI EAFE Growth ETF	36,115	4,493,428
iShares MSCI EAFE Value ETF	39,808	3,047,303
iShares MSCI USA Momentum Factor ETF	13,235	4,537,355
	Shares/ Principal	Fair Value
EQUITY FUNDS - 80.4% (Continued)
iShares S&P 500 Growth ETF	79,725	$10,964,579
iShares S&P 500 Value ETF	40,725	9,247,019
iShares U.S. Equity Factor Rotation Active ETF	152,126	10,346,089
iShares U.S. Technology ETF	40,730	10,273,328
TOTAL EQUITY FUNDS		195,511,385
TOTAL EXCHANGE TRADED FUNDS (Cost - $124,143,539)		231,575,422
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUNDS - 4.8%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (b)	9,398,152	9,398,152
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (b)	2,357,416	2,357,416
TOTAL SHORT-TERM INVESTMENTS (Cost - $11,755,568)		11,755,568
TOTAL INVESTMENTS - 100.1% (Cost - $135,899,107)		$243,330,990
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(261,911)
TOTAL NET ASSETS - 100.0%		$243,069,079

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 77.9%
DEBT FUNDS - 18.7%
MFS High Yield Portfolio*	218,475	$1,125,148
MFS Total Return Bond Series, Class I*	841,485	10,005,262
TOTAL DEBT FUNDS		11,130,410
EQUITY FUNDS - 59.2%
MFS Growth Series*	112,735	7,953,481
MFS Variable Insurance Trust - MFS Value Series*	240,917	5,741,055
MFS Variable Insurance Trust II - MFS Research International Portfolio*	76,672	1,738,915
MFS VIT II - International Intrinsic Value Portfolio, Class I*	86,371	3,353,801
MFS VIT II Blended Research Core Equity Portfolio, Class I*	59,599	4,006,229
Putnam VT Large Cap Growth Fund*	299,863	5,145,652
Putnam VT Large Cap Value Fund*	198,483	7,335,946
TOTAL EQUITY FUNDS		35,275,079
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $34,105,420)		46,405,489
EXCHANGE TRADED FUNDS - 17.3%
DEBT FUNDS - 4.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	21,439	1,123,618
iShares U.S. Treasury Bond ETF	72,841	1,659,318
TOTAL DEBT FUNDS		2,782,936
	Shares/ Principal	Fair Value
EQUITY FUNDS - 12.6%
iShares Core MSCI EAFE ETF	41,128	$3,972,142
iShares Core MSCI Emerging Markets ETF	6,739	558,259
iShares Core S&P Mid-Cap ETF	22,862	1,762,889
iShares Core S&P Small-Cap ETF	8,259	1,224,892
TOTAL EQUITY FUNDS		7,518,182
TOTAL EXCHANGE TRADED FUNDS (Cost - $8,055,384)		10,301,118
SHORT-TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 4.9%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (a)	2,846,562	2,846,562
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a)	82,757	82,757
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,929,319)		2,929,319
TOTAL INVESTMENTS - 100.1% (Cost - $45,090,123)		$59,635,926
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(32,573)
TOTAL NET ASSETS - 100.0%		$59,603,353

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 63.0%
AEROSPACE & DEFENSE - 0.7%
Boeing Co. (The)*	2,354	$509,570
Loar Holdings, Inc.*	7,557	609,170
Northrop Grumman Corp.	1,268	645,805
		1,764,545
AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	2,924	550,706
Hub Group, Inc., Class A	5,442	238,305
		789,011
AUTOMOBILE COMPONENTS - 0.0%†
Goodyear Tire & Rubber Co. (The)*	10,492	69,247
AUTOMOBILES - 0.7%
Tesla, Inc.*	4,197	1,765,258
BANKS - 0.9%
Fifth Third Bancorp	20,999	1,183,713
Wells Fargo & Co.	14,720	1,216,461
		2,400,174
BEVERAGES - 0.9%
Anheuser-Busch InBev SA, ADR	2,260	186,224
Coca-Cola Co. (The)	15,759	1,280,734
Monster Beverage Corp.*	7,170	689,181
Vita Coco Co., Inc. (The)*	4,988	329,906
		2,486,045
BIOTECHNOLOGY - 1.2%
Abbvie, Inc.	1,804	453,959
Amgen, Inc.	2,284	827,082
BioCryst Pharmaceuticals, Inc.*	4,473	44,730
Cytokinetics, Inc.*	3,486	296,972
Incyte Corp.*	977	110,753
Kymera Therapeutics, Inc.*	2,216	254,109
Moderna, Inc.*	479	33,544
Natera, Inc.*	505	137,082
Spyre Therapeutics, Inc.*	501	44,479
United Therapeutics Corp.*	444	240,573
Vertex Pharmaceuticals, Inc.*	1,122	557,331
Zenas Biopharma, Inc.*	1,506	38,222
		3,038,836
BROADLINE RETAIL - 3.2%
Amazon.com, Inc.*	35,375	8,431,278
BUILDING PRODUCTS - 1.0%
AAON, Inc.	7,186	911,616
Builders FirstSource, Inc.*	1,494	133,683
Johnson Controls International PLC	3,992	583,271
Modine Manufacturing Co.*	708	189,050
Trex Co., Inc.*	13,876	694,355
		2,511,975
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 3.1%
Ares Management Corp., Class A	11,633	$1,294,869
Bank of New York Mellon Corp. (The)	12,674	1,832,787
Blackrock, Inc.	2,066	1,986,583
Goldman Sachs Group, Inc. (The)	2,977	3,010,849
		8,125,088
CHEMICALS - 0.9%
Celanese Corp.	3,846	176,916
Linde PLC	2,208	1,145,820
PPG Industries, Inc.	5,067	614,576
Sherwin-Williams Co. (The)	1,458	502,019
		2,439,331
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Clean Harbors, Inc.*	3,644	1,088,645
Tetra Tech, Inc.	8,257	238,545
Waste Connections, Inc.	3,326	554,411
		1,881,601
CONSTRUCTION & ENGINEERING - 0.3%
Primoris Services Corp.	6,763	670,349
CONSTRUCTION MATERIALS - 0.3%
James Hardie Industries PLC*	30,713	804,066
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Casey's General Stores, Inc.	414	329,043
US Foods Holding Corp.*	19,109	1,953,895
Walmart, Inc.	16,785	1,901,069
		4,184,007
CONTAINERS & PACKAGING - 0.1%
Packaging Corp. of America	1,551	369,572
DISTRIBUTORS - 0.3%
Pool Corp.	3,501	752,365
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Space Exploration Technologies Corp., Class A*	1,619	276,622
ELECTRICAL EQUIPMENT - 0.8%
Eaton Corp. PLC	1,789	762,329
Regal Rexnord Corp.	2,272	541,167
Vertiv Holdings Co., Class A	2,378	796,202
		2,099,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Flex Ltd.*	4,803	778,422
ENTERTAINMENT - 0.6%
Netflix, Inc.*	2,896	206,774
Spotify Technology SA*	1,144	525,245
Walt Disney Co. (The)	9,359	900,804
		1,632,823

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 2.1%
Berkshire Hathaway, Inc., Class B*	4,639	$2,321,309
Equitable Holdings, Inc.	12,223	536,345
Mastercard, Inc., Class A	5,060	2,598,816
		5,456,470
FOOD PRODUCTS - 0.3%
Freshpet, Inc.*	4,472	264,384
Mondelez International, Inc., Class A	6,739	389,784
		654,168
GAS UTILITIES - 0.2%
Atmos Energy Corp.	2,678	461,339
GROUND TRANSPORTATION - 0.1%
Knight-Swift Transportation Holdings, Inc.	3,127	243,500
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Abbott Laboratories	2,495	226,396
Dexcom, Inc.*	1,934	130,255
Edwards Lifesciences Corp.*	5,152	466,050
Intuitive Surgical, Inc.*	490	194,863
LivaNova PLC*	2,097	172,436
STERIS PLC	1,492	314,171
Stryker Corp.	470	147,975
		1,652,146
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Alignment Healthcare, Inc.*	21,780	518,582
Cardinal Health, Inc.	2,508	595,801
Guardian Pharmacy Services, Inc., Class A*	6,315	264,409
Humana, Inc.	1,415	562,066
UnitedHealth Group, Inc.	1,781	740,237
		2,681,095
HEALTH CARE REITS - 0.6%
Welltower, Inc.	6,487	1,472,354
HOTELS, RESTAURANTS & LEISURE - 1.6%
Hyatt Hotels Corp., Class A	6,299	1,220,998
Marriott International, Inc., Class A	2,822	1,045,805
Navan, Inc., Class A*	4,933	112,818
Royal Caribbean Cruises Ltd.	2,281	724,286
Starbucks Corp.	10,312	1,053,783
		4,157,690
HOUSEHOLD PRODUCTS - 0.1%
Church & Dwight Co., Inc.	2,561	248,110
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Talen Energy Corp.*	1,614	620,196
	Shares/ Principal	Fair Value
INSURANCE - 1.1%
Arch Capital Group Ltd.*	4,865	$472,197
Chubb Ltd.	2,176	741,450
Everest Group Ltd.	1,162	415,101
Hamilton Insurance Group Ltd., Class B	7,541	255,942
Marsh & McLennan Cos., Inc.	6,081	1,013,520
		2,898,210
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	24,934	8,910,663
Meta Platforms, Inc., Class A	1,913	1,077,574
		9,988,237
IT SERVICES - 1.2%
Akamai Technologies, Inc.*	1,906	225,308
International Business Machines Corp.	1,386	389,757
MongoDB, Inc.*	686	230,428
Shopify, Inc., Class A*	14,912	1,702,652
Snowflake, Inc.*	1,959	498,566
Twilio, Inc., Class A*	864	178,269
		3,224,980
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Danaher Corp.	1,065	202,861
ICON PLC*	2,623	455,641
Illumina, Inc.*	1,259	221,370
Mettler-Toledo International, Inc.*	357	456,071
Revvity, Inc.	2,686	298,845
Thermo Fisher Scientific, Inc.	778	390,058
Waters Corp.*	1,005	376,915
West Pharmaceutical Services, Inc.	616	221,144
		2,622,905
MACHINERY - 0.4%
Cummins, Inc.	430	306,681
IDEX Corp.	1,855	420,992
Middleby Corp. (The)*	1,408	242,190
		969,863
MEDIA - 0.2%
EchoStar Corp., Class A*	856	86,884
New York Times Co. (The), Class A	4,680	327,506
		414,390
METALS & MINING - 0.1%
Freeport-McMoRan, Inc.	2,818	177,224
Newmont Corp.	2,037	190,256
		367,480
MULTI-UTILITIES - 1.3%
CMS Energy Corp.	18,348	1,403,622
Dominion Energy, Inc.	16,305	1,113,468
Sempra	10,608	983,468
		3,500,558

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 2.3%
Devon Energy Corp.	13,696	$565,919
Exxon Mobil Corp.	20,522	2,805,768
Marathon Petroleum Corp.	2,636	673,946
Shell PLC, ADR	13,335	1,033,996
Targa Resources Corp.	3,787	1,015,446
		6,095,075
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	1,705	159,690
PERSONAL CARE PRODUCTS - 0.2%
Unilever PLC, ADR	7,272	437,193
PHARMACEUTICALS - 2.6%
AstraZeneca PLC	2,526	478,980
Avalyn Pharma, Inc.*	760	25,019
Definium Therapeutics, Inc.*	933	43,888
Eli Lilly & Co.	2,415	2,896,624
GSK PLC, ADR	8,181	428,848
Haleon PLC, ADR	41,312	385,441
Johnson & Johnson	2,502	635,433
Merck & Co., Inc.	11,220	1,441,770
Structure Therapeutics, Inc., ADR*	4,104	220,262
Teva Pharmaceutical Industries Ltd., ADR*	2,643	89,545
Viatris, Inc.	2,081	33,046
		6,678,856
PROFESSIONAL SERVICES - 0.1%
Parsons Corp.*	4,590	240,470
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.1%
Advanced Micro Devices, Inc.*	5,858	3,402,971
Broadcom, Inc.	15,685	5,925,009
Cerebras Systems, Inc., Class A*	2,385	527,085
Credo Technology Group Holding Ltd.*	3,532	960,527
Intel Corp.*	2,997	418,471
KLA Corp.	6,420	1,936,978
Micron Technology, Inc.	4,011	4,629,857
NVIDIA Corp.	71,253	14,257,013
QUALCOMM, Inc.	4,624	854,469
Texas Instruments, Inc.	4,726	1,408,679
		34,321,059
SOFTWARE - 4.5%
Crowdstrike Holdings, Inc., Class A*	453	345,702
Datadog, Inc., Class A*	1,303	339,249
Fortinet, Inc.*	431	66,210
Microsoft Corp.	19,134	7,137,365
Oracle Corp.	6,245	915,205
Palantir Technologies, Inc., Class A*	4,374	510,315
Palo Alto Networks, Inc.*	3,607	1,230,059
Samsara, Inc., Class A*	9,273	300,723
	Shares/ Principal	Fair Value
SOFTWARE - 4.5% (Continued)
ServiceNow, Inc.*	620	$61,554
Synopsys, Inc.*	2,054	916,228
		11,822,610
SPECIALIZED REITS - 0.0%†
Iron Mountain, Inc.	709	89,554
SPECIALTY RETAIL - 0.5%
Ross Stores, Inc.	5,611	1,194,301
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
Apple, Inc.	30,902	8,941,803
SanDisk Corp.*	491	1,116,401
Seagate Technology Holdings PLC	1,592	1,536,280
		11,594,484
TOBACCO - 0.6%
British American Tobacco PLC, ADR	5,055	312,197
Philip Morris International, Inc.	6,899	1,248,098
		1,560,295
TRADING COMPANIES & DISTRIBUTORS - 0.6%
EquipmentShare.com, Inc., Class A*	13,764	270,600
Ferguson Enterprises, Inc.	1,842	437,162
WESCO International, Inc.	2,216	765,473
WW Grainger, Inc.	137	186,375
		1,659,610
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
T-Mobile US, Inc.	1,846	309,630
TOTAL COMMON STOCKS (Cost - $91,196,638)		165,066,831
U.S. TREASURY SECURITIES AND AGENCY BONDS - 16.7%
U.S. Treasury Bond
4.25%, 8/15/35	$92,000	90,983
4.38%, 5/15/36	614,900	612,690
3.25%, 5/15/42	45,000	37,185
3.38%, 8/15/42	441,500	369,739
4.00%, 11/15/42	722,700	654,495
3.88%, 5/15/43	672,000	596,138
4.38%, 8/15/43	383,300	361,769
4.75%, 11/15/43	425,700	420,262
4.50%, 2/15/44	297,400	284,284
4.63%, 5/15/44	200,200	194,139
4.13%, 8/15/44	400,400	363,535
4.63%, 11/15/44	337,700	326,712
2.50%, 2/15/45	283,000	199,338
4.75%, 2/15/45	163,100	160,150
2.88%, 8/15/45	445,000	331,612
4.63%, 11/15/45	135,900	131,037
2.50%, 2/15/46	432,000	299,211

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 16.7% (Continued)
U.S. Treasury Bond (continued)
4.63%, 2/15/46	$438,100	$422,150
2.50%, 5/15/46	440,000	303,634
5.00%, 5/15/46	131,300	132,798
3.00%, 5/15/47	355,900	265,312
2.75%, 8/15/47	320,000	227,275
2.38%, 5/15/51	251,500	158,052
2.88%, 5/15/52	701,700	487,791
4.00%, 11/15/52	555,100	477,082
3.63%, 2/15/53	478,300	384,247
3.63%, 5/15/53	589,700	473,465
4.13%, 8/15/53	340,300	298,613
4.75%, 11/15/53	514,800	500,221
4.63%, 5/15/54	289,200	275,881
4.25%, 8/15/54	28,500	25,561
4.50%, 11/15/54	469,100	438,664
4.63%, 2/15/55	83,100	79,322
4.75%, 5/15/55	399,500	389,278
4.75%, 8/15/55	161,300	157,223
4.63%, 11/15/55	341,400	326,304
4.75%, 2/15/56	315,200	307,616
5.00%, 5/15/56	428,800	435,299
U.S. Treasury Inflation Indexed Note, 1.25%, 4/15/31	443,903	430,484
U.S. Treasury Note
3.63%, 8/31/27	346,000	344,027
3.50%, 10/31/27	1,287,800	1,276,984
4.13%, 10/31/27	342,700	342,553
4.13%, 11/15/27	626,000	625,731
4.00%, 12/15/27	69,500	69,353
3.38%, 12/31/27	677,800	670,148
3.88%, 12/31/27	10,000	9,960
3.50%, 1/31/28	1,233,700	1,221,315
3.38%, 2/29/28	1,254,300	1,238,915
4.00%, 2/29/28	507,500	506,251
3.88%, 3/15/28	409,300	407,445
1.25%, 3/31/28	34,000	32,350
3.63%, 3/31/28	367,000	363,746
3.88%, 3/31/28	993,600	988,943
3.75%, 4/15/28	161,600	160,483
3.75%, 4/30/28	202,600	201,183
4.13%, 6/30/28	663,800	663,644
3.38%, 9/15/28	422,500	415,585
4.63%, 9/30/28	83,100	83,928
4.88%, 10/31/28	600,000	609,422
1.50%, 11/30/28	170,000	159,714
4.38%, 11/30/28	259,300	260,576
3.75%, 12/31/28	703,000	696,217
3.50%, 1/15/29	653,200	642,943
4.00%, 1/31/29	680,600	677,915
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 16.7% (Continued)
U.S. Treasury Bond (continued)
3.50%, 2/15/29	$226,100	$222,435
4.25%, 2/28/29	13,200	13,232
3.50%, 3/15/29	308,400	303,316
2.38%, 3/31/29	53,000	50,576
3.88%, 4/15/29	149,500	148,414
3.88%, 5/15/29	485,100	481,538
2.63%, 7/31/29	125,000	119,536
4.00%, 7/31/29	408,600	406,828
3.50%, 9/30/29	479,800	470,260
4.00%, 10/31/29	86,100	85,666
4.13%, 10/31/29	210,200	209,962
4.13%, 11/30/29	510,800	510,221
3.88%, 12/31/29	196,300	194,467
4.25%, 1/31/30	378,500	379,520
3.88%, 4/30/30	425,500	421,112
4.00%, 5/31/30	579,000	575,426
3.88%, 6/30/30	451,000	446,050
3.88%, 7/31/30	183,500	181,443
3.63%, 8/31/30	583,300	570,996
3.63%, 9/30/30	269,100	263,340
3.63%, 10/31/30	484,500	473,864
3.50%, 11/30/30	525,100	510,742
3.63%, 12/31/30	632,200	617,778
3.75%, 12/31/30	521,000	511,659
3.75%, 1/31/31	731,400	718,143
3.50%, 2/28/31	1,350,900	1,312,273
3.88%, 3/31/31	1,192,000	1,175,936
3.88%, 4/30/31	1,534,000	1,513,027
4.13%, 5/31/31	621,700	619,951
4.63%, 5/31/31	90,500	92,197
4.13%, 6/30/31	130,000	129,645
3.75%, 8/31/31	17,800	17,426
3.63%, 9/30/31	117,800	114,611
4.13%, 3/31/32	150,000	149,191
4.13%, 5/31/32	177,300	176,233
4.00%, 7/31/32	104,400	103,005
3.88%, 8/31/32	214,800	210,412
3.75%, 10/31/32	133,700	129,898
3.88%, 12/31/32	6,100	5,963
4.00%, 1/31/33	599,200	589,697
4.25%, 3/31/33	160,900	160,598
4.25%, 5/31/33	411,400	410,372
4.25%, 11/15/34	462,800	458,986
4.63%, 2/15/35	595,000	605,529
4.13%, 2/15/36 (a)	1,736,000	1,696,940
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $44,946,552)		43,657,296

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
AGENCY MORTGAGE BACKED SECURITIES - 7.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.0%
Freddie Mac Gold Pool
3.00%, 9/1/28	$603	$595
2.50%, 10/1/28	1,263	1,239
2.50%, 12/1/31	14,408	13,817
3.50%, 11/1/34	18,032	17,455
3.00%, 2/1/43	12,995	11,939
3.50%, 10/1/43	6,753	6,339
4.00%, 8/1/44	3,782	3,636
3.00%, 11/1/46	340,961	307,672
Freddie Mac Pool
4.50%, 1/1/38	99,504	99,159
4.50%, 5/1/38	21,972	21,744
5.50%, 6/1/40	331,984	338,277
2.00%, 11/1/41	204,055	176,445
2.50%, 2/1/42	375,717	334,617
4.00%, 4/1/47	7,091	6,845
4.00%, 11/1/48	127,370	121,644
4.50%, 11/1/48	7,216	7,038
4.00%, 5/1/49	19,725	18,961
4.00%, 7/1/49	23,893	22,909
4.50%, 8/1/49	14,617	14,305
2.00%, 5/1/51	1,618,073	1,310,085
2.00%, 5/1/51	103,952	84,487
2.50%, 7/1/51	244,454	208,329
2.00%, 4/1/52	410,823	334,722
4.50%, 8/1/52	48,285	46,364
5.00%, 8/1/52	176,771	175,077
5.00%, 10/1/52	324,841	321,483
5.00%, 1/1/53	164,348	161,936
5.50%, 1/1/53	66,968	67,631
5.50%, 2/1/53	24,195	24,438
5.50%, 3/1/53	40,727	41,188
5.50%, 6/1/53	334,957	338,357
5.50%, 8/1/53	130,631	131,700
6.00%, 8/1/53	49,183	50,377
5.50%, 9/1/53	39,444	39,951
6.00%, 10/1/53	49,361	50,538
6.50%, 11/1/53	323,706	335,155
		5,246,454
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4%
Fannie Mae or Freddie Mac
4.00%, 7/1/40 (b)	630,000	612,576
5.50%, 7/1/56 (b)	204,000	204,861
5.50%, 8/1/56 (b)	95,000	95,267
Fannie Mae Pool
2.50%, 4/1/28	1,453	1,431
3.00%, 10/1/28	1,047	1,032
2.50%, 2/1/30	4,984	4,849
4.47%, 5/1/30	381,000	381,532
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4% (Continued)
Fannie Mae Pool (continued)
2.50%, 6/1/30	$17,812	$17,350
4.34%, 8/1/30	199,000	198,272
4.34%, 8/1/30	177,000	176,353
4.22%, 9/1/30	686,953	681,316
4.40%, 9/1/30	435,000	434,559
4.20%, 10/1/30	440,000	435,949
4.20%, 10/1/30	260,000	257,681
4.83%, 10/1/30	362,000	367,500
2.50%, 10/1/31	34,691	33,508
2.50%, 12/1/31	1,953	1,871
4.50%, 1/1/38	105,635	105,299
4.50%, 4/1/38	209,702	207,532
5.50%, 7/1/40	321,485	326,830
2.50%, 2/1/41	49,744	44,462
2.00%, 5/1/41	126,794	109,633
2.00%, 7/1/41	237,338	206,456
3.00%, 6/1/43	159,294	138,809
3.00%, 7/1/43	20,549	18,675
4.00%, 11/1/43	7,520	7,252
4.00%, 2/1/46	90,828	86,834
4.00%, 3/1/46	11,893	11,451
3.00%, 10/1/46	404,699	361,804
4.50%, 7/1/48	20,990	20,603
4.50%, 11/1/48	9,175	8,996
4.00%, 1/1/49	15,146	14,578
4.00%, 8/1/49	6,233	5,978
4.50%, 10/1/50	7,010	6,838
2.00%, 2/1/51	58,902	47,869
2.00%, 4/1/51	149,826	121,768
2.50%, 5/1/51	459,236	388,271
3.50%, 7/1/51	52,884	48,561
2.50%, 8/1/51	617,061	528,012
4.00%, 8/1/51	14,217	13,720
2.00%, 9/1/51	166,542	135,602
3.00%, 10/1/51	114,424	101,556
2.50%, 11/1/51	505,543	434,197
2.50%, 1/1/52	298,253	253,822
4.50%, 8/1/52	19,560	18,855
5.00%, 8/1/52	33,829	33,602
4.50%, 9/1/52	105,721	102,502
4.50%, 9/1/52	9,835	9,575
5.00%, 9/1/52	32,884	32,569
5.00%, 9/1/52	15,630	15,548
5.00%, 10/1/52	31,050	30,822
4.50%, 11/1/52	22,572	21,933
5.50%, 1/1/53	148,487	149,927
5.50%, 8/1/53	42,524	42,874
6.00%, 9/1/53	697,736	714,976
		8,834,498

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.9%
Ginnie Mae
3.00%, 7/20/55 (b)	$123,000	$109,239
5.50%, 7/20/56 (b)	630,000	633,052
Ginnie Mae II Pool
3.00%, 12/20/42	10,343	9,437
3.50%, 7/20/43	11,011	10,229
4.00%, 12/20/44	3,584	3,439
4.00%, 8/20/48	9,232	8,742
4.00%, 9/20/48	20,723	19,577
4.00%, 10/20/48	9,016	8,532
2.00%, 12/20/50	602,316	494,170
2.00%, 1/20/51	156,372	128,247
2.00%, 2/20/51	205,642	168,656
2.50%, 3/20/51	151,998	129,936
2.50%, 7/20/51	568,192	485,761
3.00%, 7/20/51	506,819	450,774
2.50%, 8/20/51	584,031	499,312
2.50%, 10/20/51	241,327	206,323
3.50%, 1/20/52	603,165	543,910
3.50%, 3/20/52	314,112	286,428
4.00%, 4/20/52	127,581	120,395
4.00%, 5/20/52	365,609	345,002
4.00%, 8/20/52	346,058	324,833
		4,985,994
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $19,718,257)		19,066,946
CORPORATE BONDS AND NOTES - 5.6%
AGRICULTURE - 0.7%
BAT Capital Corp.
5.35%, 8/15/32	50,000	51,219
5.63%, 8/15/35	378,000	390,245
7.08%, 8/2/43	25,000	27,930
4.54%, 8/15/47	20,000	16,555
Imperial Brands Finance PLC
4.88%, 2/7/32 (c)	205,000	203,871
5.50%, 7/7/36 (c)	200,000	199,098
Philip Morris International, Inc.
4.25%, 10/29/32	144,000	139,763
5.38%, 2/15/33	65,000	66,775
5.25%, 2/13/34	250,000	254,405
4.63%, 10/29/35	175,000	168,781
4.88%, 4/29/36	160,000	156,923
Reynolds American, Inc., 5.85%, 8/15/45	53,000	52,379
		1,727,944
AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	55,149	54,025
AUTO MANUFACTURERS - 0.0%†
Hyundai Capital America, 4.75%, 6/18/29 (c)	75,000	74,764
	Shares/ Principal	Fair Value
BANKS - 1.1%
Bank of Montreal, 4.88%, (SOFR + 0.96%), 6/2/32 (d)	$130,000	$130,057
Commonwealth Bank of Australia, 5.07%, 9/14/28 (c)	500,000	507,392
Goldman Sachs Group, Inc. (The)
4.15%, (SOFR + 0.71%), 1/21/29 (d)	324,000	321,279
4.52%, (SOFR + 0.96%), 1/21/32 (d)	404,000	396,684
5.07%, (SOFR + 1.19%), 1/21/37 (d)	167,000	163,340
Intesa Sanpaolo SpA, 5.00%, (US 1 Year CMT T-Note + 0.80%), 6/29/30 (c),(d)	200,000	200,290
JPMorgan Chase & Co.
5.14%, (SOFR + 1.01%), 1/24/31 (d)	170,000	172,018
5.10%, (SOFR + 1.44%), 4/22/31 (d)	221,000	223,616
4.91%, (SOFR + 2.08%), 7/25/33 (d)	328,000	327,937
5.57%, (SOFR + 1.68%), 4/22/36 (d)	545,000	560,971
		3,003,584
COMMERCIAL SERVICES - 0.1%
ERAC USA Finance LLC
4.70%, 4/30/31 (c)	70,000	69,838
5.25%, 4/30/36 (c)	195,000	194,866
		264,704
ELECTRIC - 1.2%
Aep Texas, Inc.
5.20%, 4/15/36	370,000	365,494
5.85%, 10/15/55	62,000	61,056
CenterPoint Energy Houston Electric LLC, 4.85%, 4/1/36	217,000	212,778
Chpe LLC
5.10%, 6/30/33 (c)	122,000	121,820
5.35%, 6/30/36 (c)	190,000	189,705
Duke Energy Carolinas LLC, 5.15%, 6/15/36	255,000	255,728
Duke Energy Corp., 4.95%, 9/15/35	55,000	53,904
Duke Energy Florida LLC
4.20%, 12/1/30	55,000	54,083
4.85%, 12/1/35	70,000	68,734
Duke Energy Indiana LLC, 4.95%, 3/15/36	15,000	14,768
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/1/28 (c)	15,000	15,145
Ohio Edison Co., 4.95%, 12/15/29 (c)	25,000	25,192
Pacific Gas and Electric Co.
4.75%, 2/15/44	75,000	63,767
4.95%, 7/1/50	559,859	468,854
Pacific Gas And Electric Co.
5.20%, 5/1/36	10,000	9,720
6.00%, 5/1/56	10,000	9,590
Public Service Co. of Colorado, 4.15%, 3/13/29	140,000	138,680
Public Service Co. of Oklahoma, 5.45%, 1/15/36	230,000	232,564

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ELECTRIC - 1.2% (Continued)
SCE Recovery Funding LLC
0.86%, 11/15/31	$62,908	$56,665
1.94%, 5/15/38	50,000	39,412
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (d)	251,000	248,913
Southern California Edison Co., 4.00%, 4/1/47	177,000	132,378
Southwestern Electric Power Co., 5.20%, 4/1/36	70,000	69,198
Southwestern Public Service Co., 5.30%, 8/15/36	180,000	179,912
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (c)	30,000	30,256
		3,118,316
FOOD - 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings
3.00%, 5/15/32	55,000	48,926
5.63%, 3/10/37 (c)	190,000	189,269
6.25%, 3/1/56	75,000	73,534
6.40%, 5/10/57 (c)	102,000	101,745
6.38%, 4/15/66	75,000	73,856
Mars, Inc.
5.20%, 3/1/35 (c)	250,000	251,363
5.65%, 5/1/45 (c)	138,000	137,614
5.70%, 5/1/55 (c)	132,000	130,585
		1,006,892
HEALTHCARE-SERVICES - 0.3%
HCA, Inc.
5.60%, 4/1/34	321,000	328,160
5.50%, 6/15/47	10,000	9,340
6.00%, 4/1/54	36,000	35,679
5.95%, 9/15/54	35,000	34,474
6.20%, 3/1/55	15,000	15,325
5.70%, 11/15/55	100,000	95,671
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,232
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	184,162
Toledo Hospital (The), 5.75%, 11/15/38	35,000	34,799
		750,842
INSURANCE - 0.2%
American National Global Funding, 5.00%, 6/22/29 (c)	65,000	64,819
Athene Global Funding
5.58%, 1/9/29 (c)	120,000	121,769
5.38%, 1/7/30 (c)	355,000	356,198
Sammons Financial Group Global Funding, 5.10%, 6/22/31 (c)	45,000	44,847
		587,633
	Shares/ Principal	Fair Value
OIL & GAS - 0.1%
Diamondback Energy, Inc.
3.50%, 12/1/29	$88,000	$84,907
5.75%, 4/18/54	250,000	243,891
		328,798
PIPELINES - 0.4%
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32 (c)	55,000	54,446
Columbia Pipelines Operating Co. LLC, 6.50%, 8/15/43 (c)	98,000	104,697
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (c)	25,000	24,553
ONEOK, Inc.
5.05%, 11/1/34	124,000	121,681
5.05%, 4/1/45	261,000	230,069
Whistler Pipeline LLC
5.40%, 9/30/29 (c)	278,000	282,067
5.70%, 9/30/31 (c)	139,000	142,657
		960,170
REITS - 0.4%
Kilroy Realty LP
2.65%, 11/15/33	124,000	100,989
5.88%, 10/15/35	261,000	258,336
SBA Tower Trust, 1.63%, 11/15/26 (c)	115,000	113,810
VICI Properties LP, 5.13%, 11/15/31	531,000	529,098
WEA Finance LLC
2.88%, 1/15/27 (c)	30,000	29,712
3.50%, 6/15/29 (c)	70,000	67,319
		1,099,264
SEMICONDUCTORS - 0.3%
Foundry JV Holdco LLC
6.15%, 1/25/32 (c)	200,000	209,949
5.90%, 1/25/33 (c)	400,000	416,733
Intel Corp., 4.60%, 3/25/40	172,000	155,209
		781,891
SOFTWARE - 0.2%
Oracle Corp.
4.55%, 2/4/29	80,000	78,894
4.13%, 5/15/45	14,000	9,792
5.88%, 9/26/45	33,000	28,992
6.55%, 2/4/46	80,000	75,666
4.00%, 7/15/46	10,000	6,773
4.00%, 11/15/47	10,000	6,689
3.60%, 4/1/50	250,000	152,540
3.95%, 3/25/51	46,000	29,543
		388,889
TELECOMMUNICATIONS - 0.2%
AT&T, Inc.
5.55%, 11/1/45	220,000	207,426
5.85%, 4/30/46	223,000	215,493

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 0.2% (Continued)
AT&T, Inc. (continued)
4.75%, 5/15/46	$73,000	$61,648
6.30%, 10/30/66	55,000	54,853
		539,420
TOTAL CORPORATE BONDS AND NOTES (Cost - $14,746,052)		14,687,136
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.0%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (c),(e)	1,763	1,752
BRAVO Residential Funding Trust 2026-NQMR1, 5.40%, 8/25/62 (c),(e)	166,022	165,621
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (c)	31,164	30,665
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (c)	30,303	30,085
Connecticut Avenue Security Trust 2021-R01, 5.18%, (SOFR + 1.55%), 10/25/41 (c),(d)	25,357	25,373
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (c)	87,887	88,449
Fannie Mae REMICS
3.50%, 6/25/44	24,559	24,040
3.00%, 12/25/45	140,537	130,853
1.50%, 10/25/49	165,692	127,494
3.00%, 12/25/54	191,960	185,959
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (c),(e)	51,032	47,468
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (c),(e)	107,452	94,391
Freddie Mac Multifamily Structured Pass Through Certificates
4.68%, 10/25/31 (e)	125,000	126,032
2.40%, 3/25/32	280,000	250,928
3.99%, 5/25/33 (e)	150,000	146,194
Freddie Mac REMICS
1.75%, 9/15/42	108,010	102,274
3.00%, 6/15/45	146,361	140,754
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	60,207	57,788
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	455,138	371,238
Government National Mortgage Association
4.36%, (1 Month US Libor + 0.71%), 5/20/65 (d)	8,052	8,026
4.38%, (1 Month US Libor + 0.73%), 8/20/65 (d)	8,157	8,134
4.46%, (1 Month US Libor + 0.81%), 10/20/65 (d)	8	8
4.76%, (1 Month US Libor + 1.11%), 12/20/65 (d)	9,320	9,347
GS Mortgage-Backed Securities Trust, 4.73%, 5/25/66 (c)	327,043	321,747
Home Partners of America 2021-2 Trust, 2.30%, 12/17/26 (c)	315,926	311,707
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.0% (Continued)
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (c)	$75,238	$73,654
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (c)	97,872	98,208
Metlife Securitization Trust, 3.00%, 4/25/55 (c),(e)	22,470	21,639
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (c)	186,425	187,480
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(e)	23,643	22,855
PRET 2025-RPL2 Trust, 4.00%, 8/25/64 (c)	322,211	311,392
PRET 2025-RPL6 Trust, 3.85%, 9/25/69 (c)	449,906	419,443
PRET 2026-PRLA Trust, 4.15%, 1/25/70 (c)	231,455	222,848
PRPM Trust, 4.85%, 1/25/56 (c)	90,075	88,343
Texas Natural Gas Securitization Finance Corp., 5.17%, 4/1/41	50,000	50,561
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (c),(e)	14,820	14,595
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (c),(e)	46	46
Verus Securitization Trust 2025-R2, 5.09%, 7/25/67 (c),(e)	364,933	362,904
Verus Securitization Trust 2026-R1, 4.83%, 10/25/67 (c),(e)	279,222	276,784
Verus Securitization Trust 2026-R2, 5.39%, 10/25/67 (c),(e)	185,291	185,366
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38 (c)	58,407	58,848
4.87%, 6/21/39 (c)	145,869	146,450
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $5,571,309)		5,347,743
MUNICIPAL BONDS - 0.5%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	25,000	22,834
Illinois Municipal Electric Agency, 6.83%, 2/1/35	65,000	68,281
Metropolitan Transportation Authority
6.81%, 11/15/40	90,000	99,058
5.18%, 11/15/49	5,000	4,625
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	281,448
State of Illinois, 5.10%, 6/1/33	897,059	906,244
University of California, 1.61%, 5/15/30	20,000	18,095
TOTAL MUNICIPAL BONDS (Cost - $1,448,006)		1,400,585
EXCHANGE TRADED FUNDS - 0.2%
EQUITY FUNDS - 0.2%
State Street SPDR S&P 500 ETF Trust (Cost - $421,037)	568	424,165

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 5.4%
MONEY MARKET FUNDS - 5.4%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.54% (f)	10,729,116	$10,729,116
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (f)	3,303,909	3,303,909
TOTAL SHORT-TERM INVESTMENTS (Cost - $14,033,025)		14,033,025
TOTAL INVESTMENTS - 100.7% (Cost - $192,080,876)		$263,683,727
OTHER ASSETS LESS LIABILITIES - NET (0.7)%		(1,829,810)
Total Net Assets - 100.0%		$261,853,917

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  A portion of this investment, valued at $14,892, is held as collateral for derivative investments.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2026, these securities amounted to $8,284,502 or 3.2% of net assets.

(d)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FORWARD SALES CONTRACTS
At June 30, 2026, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	7/1/2041	$(411,000)	$(406,312)
Fannie Mae or Freddie Mac	2.00%	TBA - 30yr	7/1/2056	(75,000)	(59,906)
Ginnie Mae	4.00%	TBA - 30Yr	7/20/2056	(667,000)	(620,206)
(PROCEEDS RECEIVABLE: $(1,084,598))					$(1,086,424)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	4	9/21/2026	$439,563	$3,656

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investments in securities, at cost	$102,821,873	$45,490,335	$101,329,825	$100,285,985
Investments in securities, at fair value	$132,814,889	$62,619,740	$126,024,216	$151,283,457
Cash	55	-	-	149,870
Deposit with broker for futures contracts	28,899	26,602	22,451	127,248
Segregated cash for swap contracts	-	-	-	319
Unrealized appreciation on futures contracts, net	-	-	-	25,685
Unrealized appreciation on swap contracts, net	-	-	-	21,131
Receivable for securities sold	-	-	-	9,222,121
Interest and dividends receivable	18,327	7,693	15,005	386,311
Prepaid expenses	3,531	1,672	3,388	3,979
Total Assets	132,865,701	62,655,707	126,065,060	161,220,121
Liabilities:
Premiums received on open swap contracts	-	-	-	41,709
Due to custodian	-	152	-	-
Due to foreign custodian (cost $-, $-, $- and $-, respectively)	-	-	-	31
Payable for securities purchased	-	-	-	15,660,025
Payable for portfolio shares redeemed	30,472	33,811	35,695	35,087
Accrued distribution (12b-1) fees	27,245	12,901	26,078	30,114
Accrued investment advisory fees	54,888	28,468	57,372	98,319
Regulatory and compliance fees payable	782	401	857	1,054
Administrative service fees payable	21,510	10,217	20,639	23,958
Accrued expenses and other liabilities	34,207	16,714	33,774	37,152
Total Liabilities	169,104	102,664	174,415	15,927,449
Net Assets	$132,696,597	$62,553,043	$125,890,645	$145,292,672
Composition of Net Assets:
Paid-in capital	$95,726,858	$40,411,737	$91,355,928	$68,220,968
Total distributable earnings	36,969,739	22,141,306	34,534,717	77,071,704
Net Assets	$132,696,597	$62,553,043	$125,890,645	$145,292,672
Class II Shares:
Net Assets	$132,696,597	$62,553,043	$125,890,645	$145,292,672
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	10,583,610	4,521,499	10,164,830	11,437,442
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.54	$13.83	$12.38	$12.70

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

Assets:	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$51,892,442	$135,899,107	$45,090,123	$192,080,876
Investments in securities, at fair value	$79,539,465	$243,330,990	$59,635,926	$263,683,727
Deposit with broker for futures contracts	24,089	30,905	25,599	26,927
Unrealized appreciation on futures contracts, net	-	-	-	3,656
Receivable for securities sold	-	-	-	3,572,075
Interest and dividends receivable	10,240	29,889	8,527	795,032
Dividend tax reclaim receivable	-	-	-	5,257
Prepaid expenses	2,076	6,350	1,599	7,003
Total Assets	79,575,870	243,398,134	59,671,651	268,093,677
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-, $-, $-and $(1,084,598), respectively)	-	-	-	1,086,424
Due to custodian	-	-	-	1,114
Payable for securities purchased	2,998	2,998	-	4,707,764
Payable for portfolio shares redeemed	21,306	69,832	16,953	83,885
Accrued distribution (12b-1) fees	16,332	49,883	12,270	53,899
Accrued investment advisory fees	36,154	102,796	13,362	174,290
Regulatory and compliance fees payable	481	1,422	396	1,743
Administrative service fees payable	12,715	38,964	9,719	42,203
Accrued expenses and other liabilities	20,810	63,160	15,598	88,438
Total Liabilities	110,796	329,055	68,298	6,239,760
Net Assets	$79,465,074	$243,069,079	$59,603,353	$261,853,917
Composition of Net Assets:
Paid-in capital	$43,708,755	$101,830,118	$38,699,809	$156,871,072
Total distributable earnings	35,756,319	141,238,961	20,903,544	104,982,845
Net Assets	$79,465,074	$243,069,079	$59,603,353	$261,853,917
Class II Shares:
Net Assets	$79,465,074	$243,069,079	$59,603,353	$261,853,917
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	5,937,811	16,581,413	4,707,459	18,794,239
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.38	$14.66	$12.66	$13.93

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investment Income:
Dividend income	$1,100,006	$677,316	$972,632	$802,616
Interest income	109,832	52,999	100,538	994,987
Total Investment Income	1,209,838	730,315	1,073,170	1,797,603
Expenses:
Investment advisory fee	599,526	173,307	351,262	630,275
Distribution fees (12b-1) - Class II Shares	166,535	78,776	159,665	185,375
Administrative service fees	22,129	10,468	21,216	24,633
Legal fees	20,877	9,807	19,974	7,919
Trustees fees	7,809	3,714	7,608	8,956
Custody fees	1,715	1,081	1,839	19,209
Regulatory and compliance fees	3,485	1,659	3,397	4,001
Miscellaneous expenses	24,694	11,481	23,480	23,153
Total Expenses	846,770	290,293	588,441	903,521
Expenses waived/reimbursed	(267,228)	(398)	11,899	(21,135)
Net Expenses	579,542	289,895	600,340	882,386
Net Investment Income	630,296	440,420	472,830	915,217
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,910,301	1,902,072	3,292,153	12,144,139
Futures contracts	(554,744)	(373,635)	(496,493)	(786,306)
Swap contracts	-	-	-	(20,697)
Swaptions	-	-	-	(34,685)
Foreign currency translations	-	-	-	5
Capital gain distributions from underlying funds	5,551,589	-	-	-
	6,907,146	1,528,437	2,795,660	11,302,456
Net change in unrealized appreciation/(depreciation) on:
Investments	(24,847)	1,583,643	4,796,322	(7,593,585)
Futures contracts	-	-	-	26,192
Swap contracts	-	-	-	11,731
Swaptions	-	-	-	25,286
Foreign currency translations	-	-	-	214
	(24,847)	1,583,643	4,796,322	(7,530,162)
Net Realized and Change in Unrealized Gain	6,882,299	3,112,080	7,591,982	3,772,294
Net Increase in Net Assets Resulting from Operations	$7,512,595	$3,552,500	$8,064,812	$4,687,511

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2026 (Unaudited)

	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income *	$715,992	$1,768,760	$267,707	$806,362
Interest income **	66,603	201,161	52,990	2,041,716
Total Investment Income	782,595	1,969,921	320,697	2,848,078
Expenses:
Investment advisory fee	216,856	662,245	270,719	1,112,437
Distribution fees (12b-1) - Class II Shares	98,571	301,021	75,200	327,187
Administrative service fees	13,098	39,999	9,993	43,476
Legal fees	12,310	37,474	9,474	41,314
Trustees fees	4,599	13,982	3,588	15,602
Custody fees	1,293	4,478	394	24,447
Regulatory and compliance fees	2,060	6,277	1,598	6,982
Miscellaneous expenses	14,444	44,391	11,159	48,561
Total Expenses	363,231	1,109,867	382,125	1,620,006
Expenses waived	(490)	(50,275)	(189,614)	(62,595)
Net Expenses	362,741	1,059,592	192,511	1,557,411
Net Investment Income	419,854	910,329	128,186	1,290,667
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,007,212	11,334,272	1,113,436	16,551,380
Futures contracts	(542,826)	(2,291,738)	(268,347)	(1,451,943)
Capital gain distributions from underlying funds	-	-	1,101,854	-
	2,464,386	9,042,534	1,946,943	15,099,437
Net change in unrealized appreciation/(depreciation) on:
Investments	2,832,341	10,752,160	1,102,062	(1,599,173)
Futures contracts	-	-	-	3,578
	2,832,341	10,752,160	1,102,062	(1,595,595)
Net Realized and Change in Unrealized Gain	5,296,727	19,794,694	3,049,005	13,503,842
Net Increase in Net Assets Resulting from Operations	$5,716,581	$20,705,023	$3,177,191	$14,794,509
* Foreign taxes withheld	$-	$-	$-	$352
** Foreign taxes withheld	$-	$-	$-	$51

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$630,296	$2,673,534	$440,420	$1,305,223
Net realized gain	6,907,146	3,150,944	1,528,437	2,908,202
Net change in unrealized appreciation (depreciation)	(24,847)	8,505,289	1,583,643	1,180,468
Net increase in net assets resulting from operations	7,512,595	14,329,767	3,552,500	5,393,893
From Distributions to Shareholders:
Total distributions paid	-	(8,651,062)	-	(1,679,637)
From Shares of Beneficial Interest:
Proceeds from shares sold	111,670	249,265	337,821	931,714
Reinvestment of distributions	-	8,651,062	-	1,679,638
Cost of shares redeemed	(13,268,379)	(24,422,792)	(6,159,139)	(13,780,780)
Net decrease in net assets from share transactions of beneficial interest	(13,156,709)	(15,522,465)	(5,821,318)	(11,169,428)
Total decrease in net assets	(5,644,114)	(9,843,760)	(2,268,818)	(7,455,172)
Net Assets:
Beginning of period	138,340,711	148,184,471	64,821,861	72,277,033
End of period	$132,696,597	$138,340,711	$62,553,043	$64,821,861
Share Activity:
Class II
Shares sold	9,230	21,720	25,387	77,252
Shares reinvested	-	731,282	-	128,119
Shares redeemed	(1,095,954)	(2,087,475)	(460,592)	(1,093,768)
Net decrease in shares of beneficial interest outstanding	(1,086,724)	(1,334,473)	(435,205)	(888,397)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$472,830	$4,404,536	$915,217	$2,051,525
Net realized gain	2,795,660	4,732,813	11,302,456	12,011,270
Net change in unrealized appreciation (depreciation)	4,796,322	2,743,449	(7,530,162)	(5,457,263)
Net increase in net assets resulting from operations	8,064,812	11,880,798	4,687,511	8,605,532
From Distributions to Shareholders:
Total distributions paid	-	(12,950,522)	-	(27,814,478)
From Shares of Beneficial Interest:
Proceeds from shares sold	22,980	45,772	-	54,036
Reinvestment of distributions	-	12,950,522	-	27,814,478
Cost of shares redeemed	(14,516,028)	(27,644,901)	(14,041,593)	(29,325,820)
Net decrease in net assets from share transactions of beneficial interest	(14,493,048)	(14,648,607)	(14,041,593)	(1,457,306)
Total decrease in net assets	(6,428,236)	(15,718,331)	(9,354,082)	(20,666,252)
Net Assets:
Beginning of period	132,318,881	148,037,212	154,646,754	175,313,006
End of period	$125,890,645	$132,318,881	$145,292,672	$154,646,754
Share Activity:
Class II
Shares sold	1,933	3,927	-	4,085
Shares reinvested	-	1,117,388	-	2,265,023
Shares redeemed	(1,214,514)	(2,314,835)	(1,126,188)	(2,117,840)
Net increase (decrease) in shares of beneficial interest outstanding	(1,212,581)	(1,193,520)	(1,126,188)	151,268

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Moderate Managed Risk Portfolio		Global Atlantic Moderately Aggressive Managed Risk Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$419,854	$1,293,676	$910,329	$2,928,968
Net realized gain	2,464,386	5,205,050	9,042,534	23,373,616
Net change in unrealized appreciation (depreciation)	2,832,341	769,139	10,752,160	(2,090,864)
Net increase in net assets resulting from operations	5,716,581	7,267,865	20,705,023	24,211,720
From Distributions to Shareholders:
Total distributions paid	-	(10,564,694)	-	(35,554,476)
From Shares of Beneficial Interest:
Proceeds from shares sold	39,601	378,192	229,023	62,775
Reinvestment of distributions	-	10,564,694	-	35,554,476
Cost of shares redeemed	(7,850,096)	(16,906,048)	(25,941,246)	(49,100,362)
Net decrease in net assets from share transactions of beneficial interest	(7,810,495)	(5,963,162)	(25,712,223)	(13,483,111)
Total decrease in net assets	(2,093,914)	(9,259,991)	(5,007,200)	(24,825,867)
Net Assets:
Beginning of period	81,558,988	90,818,979	248,076,279	272,902,146
End of period	$79,465,074	$81,558,988	$243,069,079	$248,076,279
Share Activity:
Class II
Shares sold	3,145	29,639	15,746	4,156
Shares reinvested	-	844,500	-	2,622,011
Shares redeemed	(614,538)	(1,291,302)	(1,868,601)	(3,455,628)
Net decrease in shares of beneficial interest outstanding	(611,393)	(417,163)	(1,852,855)	(829,461)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$128,186	$1,010,549	$1,290,667	$2,932,209
Net realized gain	1,946,943	4,432,131	15,099,437	15,663,667
Net change in unrealized appreciation (depreciation)	1,102,062	(60,268)	(1,595,595)	3,487,306
Net increase in net assets resulting from operations	3,177,191	5,382,412	14,794,509	22,083,182
From Distributions to Shareholders:
Total distributions paid	-	(6,475,173)	-	(46,508,862)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	112,370	-	-
Reinvestment of distributions	-	6,475,173	-	46,508,862
Cost of shares redeemed	(6,456,196)	(11,711,766)	(26,557,811)	(56,468,314)
Net decrease in net assets from share transactions of beneficial interest	(6,456,196)	(5,124,223)	(26,557,811)	(9,959,452)
Total decrease in net assets	(3,279,005)	(6,216,984)	(11,763,302)	(34,385,132)
Net Assets:
Beginning of period	62,882,358	69,099,342	273,617,219	308,002,351
End of period	$59,603,353	$62,882,358	$261,853,917	$273,617,219
Share Activity:
Class II
Shares sold	-	9,568	-	-
Shares reinvested	-	541,855	-	3,528,745
Shares redeemed	(526,494)	(945,940)	(1,985,942)	(3,933,981)
Net decrease in shares of beneficial interest outstanding	(526,494)	(394,517)	(1,985,942)	(405,236)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.85		$11.39	$10.45	$10.85	$13.87	$12.62
Income from investment operations:
Net investment income (a,b)	0.06		0.22	0.19	0.18	0.34	0.21
Net realized and unrealized gain (loss) (c)	0.63		1.01	0.95	1.06	(2.56)	1.19
Total income (loss) from investment operations	0.69		1.23	1.14	1.24	(2.22)	1.40
Less distributions from:
Net investment income	-		(0.25)	(0.20)	(0.39)	(0.24)	(0.15)
Net realized gains	-		(0.52)	-	(1.25)	(0.56)	-
Total distributions from net investment income and net realized gains	-		(0.77)	(0.20)	(1.64)	(0.80)	(0.15)
Net asset value, end of period	$12.54		$11.85	$11.39	$10.45	$10.85	$13.87
Total return (d)	5.82%		10.78%	10.95%	13.27%	(15.94)%	11.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$132,697		$138,341	$148,184	$164,905	$172,678	$232,531
Ratio of net expenses to average net assets (e)	0.87	% (f)	0.87%	0.87%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets (e,g)	1.27	% (f)	1.29%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets (b,e)	0.95	% (f)	1.90%	1.74%	1.60%	2.85%	1.55%
Portfolio turnover rate	7	% (h)	23%	11%	12%	41%	18%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.08		$12.37	$11.65	$10.68	$13.88	$13.10
Income from investment operations:
Net investment income (a,b)	0.09		0.24	0.23	0.20	0.15	0.12
Net realized and unrealized gain (loss) (c)	0.66		0.81	0.76	0.94	(2.25)	1.05
Total income (loss) from investment operations	0.75		1.05	0.99	1.14	(2.10)	1.17
Less distributions from:
Net investment income	-		(0.30)	(0.27)	(0.17)	(0.11)	(0.10)
Net realized gains	-		(0.04)	-	-	(0.99)	(0.29)
Total distributions from net investment income and net realized gains	-		(0.34)	(0.27)	(0.17)	(1.10)	(0.39)
Net asset value, end of period	$13.83		$13.08	$12.37	$11.65	$10.68	$13.88
Total return (d)	5.73%		8.46%	8.46%	10.81%	(15.07)%	8.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$62,553		$64,822	$72,277	$85,494	$89,499	$119,376
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,g)	0.92	% (f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	1.40	% (f)	1.93%	1.85%	1.83%	1.24%	0.90%
Portfolio turnover rate	15	% (h)	33%	39%	74%	52%	82	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.63		$11.78	$10.88	$9.86	$12.46	$11.44
Income from investment operations:
Net investment income (a,b)	0.04		0.38	0.31	0.17	0.08	0.33
Net realized and unrealized gain (loss) (c)	0.71		0.69	0.81	0.94	(2.01)	0.86
Total income (loss) from investment operations	0.75		1.07	1.12	1.11	(1.93)	1.19
Less distributions from:
Net investment income	-		(0.40)	(0.22)	(0.09)	(0.38)	(0.17)
Net realized gains	-		(0.82)	-	-	(0.29)	-
Total distributions from net investment income and net realized gains	-		(1.22)	(0.22)	(0.09)	(0.67)	(0.17)
Net asset value, end of period	$12.38		$11.63	$11.78	$10.88	$9.86	$12.46
Total return (d)	6.45%		9.13%	10.28%	11.39%	(15.48)%	10.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$125,891		$132,319	$148,037	$166,686	$176,979	$235,544
Ratio of net expenses to average net assets (e)	0.94	% (f,h)	0.94%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,g)	0.92	% (f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	0.74	% (f)	3.19%	2.66%	1.64%	0.73%	2.73%
Portfolio turnover rate	41	% (i)	84%	79%	78%	80%	93%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$12.31		$14.12	$14.16	$14.11	$16.52	$14.25
Income from investment operations:
Net investment income (a,b)	0.08		0.17	0.20	0.20	0.14	0.09
Net realized and unrealized gain (loss) (c)	0.31		0.62	0.78	0.79	(2.18)	2.31
Total income (loss) from investment operations	0.39		0.79	0.98	0.99	(2.04)	2.40
Less distributions from:
Net investment income	-		(0.25)	(0.25)	(0.17)	(0.11)	(0.13)
Net realized gains	-		(2.35)	(0.77)	(0.77)	(0.26)	-
Total distributions from net investment income and net realized gains	-		(2.60)	(1.02)	(0.94)	(0.37)	(0.13)
Net asset value, end of period	$12.70		$12.31	$14.12	$14.16	$14.11	$16.52
Total return (d)	3.17%		5.63%	6.85%	7.77%	(12.33)%	16.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$145,293		$154,647	$175,313	$201,407	$216,832	$284,598
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%	1.19%	1.19%	1.19%	1.18%
Ratio of gross expenses to average net assets (e,g)	1.22	% (f)	1.27%	1.23%	1.23%	1.22%	1.20%
Ratio of net investment income to average net assets (b,e)	1.23	% (f)	1.26%	1.34%	1.44%	0.96%	0.56%
Portfolio turnover rate (i)	15	% (h)	20%	28%	10%	21%	18%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for six months ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021. If these were included in the calculation, the turnover percentage would be 54%, 72%, 59%, 34%, 58%, and 59%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$12.45		$13.04	$12.11	$11.14	$14.51	$13.18
Income from investment operations:
Net investment income (a,b)	0.07		0.20	0.20	0.18	0.14	0.11
Net realized and unrealized gain (loss) (c)	0.86		1.01	1.07	1.20	(2.38)	1.46
Total income (loss) from investment operations	0.93		1.21	1.27	1.38	(2.24)	1.57
Less distributions from:
Net investment income	-		(0.25)	(0.22)	(0.16)	(0.13)	(0.13)
Net realized gains	-		(1.55)	(0.12)	(0.25)	(1.00)	(0.11)
Total distributions from net investment income and net realized gains	-		(1.80)	(0.34)	(0.41)	(1.13)	(0.24)
Net asset value, end of period	$13.38		$12.45	$13.04	$12.11	$11.14	$14.51
Total return (d)	7.47%		9.24%	10.50%	12.82%	(15.38)%	11.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$79,465		$81,559	$90,819	$98,679	$104,086	$141,182
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,g)	0.92	% (f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	1.06	% (f)	1.54%	1.51%	1.55%	1.11%	0.78%
Portfolio turnover rate	16	% (h)	31%	35%	64%	48%	44%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.46		$14.17	$13.01	$12.18		$14.77		$12.98
Income from investment operations:
Net investment income (a,b)	0.05		0.16	0.16	0.16		0.13		0.10
Net realized and unrealized gain (loss) (c)	1.15		1.30	1.48	1.43		(2.28)		1.81
Total income (loss) from investment operations	1.20		1.46	1.64	1.59		(2.15)		1.91
Less distributions from:
Net investment income	-		(0.21)	(0.20)	(0.16)		(0.12)		(0.12)
Net realized gains	-		(1.96)	(0.28)	(0.60)		(0.32)		-
Total distributions from net investment income and net realized gains	-		(2.17)	(0.48)	(0.76)		(0.44)		(0.12)
Net asset value, end of period	$14.66		$13.46	$14.17	$13.01		$12.18		$14.77
Total return (d)	8.92%		10.20%	12.56%	13.83%		(14.56)%		14.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$243,069		$248,076	$272,902	$303,979		$312,877		$414,260
Ratio of net expenses to average net assets (e)	0.88	% (f)	0.88%	0.88%	0.88%		0.88%		0.88%
Ratio of gross expenses to average net assets (e)	0.92	% (f)	0.95%	0.92%	0.92	% (g)	0.91	% (g)	0.90%
Ratio of net investment income to average net assets (b,e)	0.76	% (f)	1.15%	1.16%	1.30%		1.02%		0.73%
Portfolio turnover rate	17	% (h)	32%	34%	54%		44%		32%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$12.01		$12.28	$11.13	$10.95	$14.48	$13.38
Income from investment operations:
Net investment income (a,b)	0.03		0.19	0.23	0.17	0.22	0.13
Net realized and unrealized gain (loss) (c)	0.62		0.88	1.13	1.10	(2.53)	1.64
Total income (loss) from investment operations	0.65		1.07	1.36	1.27	(2.31)	1.77
Less distributions from:
Net investment income	-		(0.29)	(0.21)	(0.24)	(0.15)	(0.18)
Net realized gains	-		(1.05)	-	(0.85)	(1.07)	(0.49)
Total distributions from net investment income and net realized gains	-		(1.34)	(0.21)	(1.09)	(1.22)	(0.67)
Net asset value, end of period	$12.66		$12.01	$12.28	$11.13	$10.95	$14.48
Total return (d)	5.41%		8.75%	12.17%	12.82%	(15.94)%	13.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$59,603		$62,882	$69,099	$76,022	$78,921	$105,532
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets (e,g)	1.27	% (f)	1.30%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets (b,e)	0.43	% (f)	1.56%	1.91%	1.54%	1.75%	0.90%
Portfolio turnover rate	10	% (h)	37%	23%	19%	33%	17%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.17		$14.54		$13.50		$11.90		$16.45		$15.23
Income from investment operations:
Net investment income (a,b)	0.07		0.15		0.16		0.13		0.08		0.01
Net realized and unrealized gain (loss) (c)	0.69		1.07		1.50		1.56		(2.91)		1.86
Total income (loss) from investment operations	0.76		1.22		1.66		1.69		(2.83)		1.87
Less distributions from:
Net investment income	-		(0.21)		(0.18)		(0.09)		(0.02)		(0.09)
Net realized gains	-		(2.38)		(0.44)		-		(1.70)		(0.56)
Total distributions from net investment income and net realized gains	-		(2.59)		(0.62)		(0.09)		(1.72)		(0.65)
Net asset value, end of period	$13.93		$13.17		$14.54		$13.50		$11.90		$16.45
Total return (d)	5.77%		8.38%		12.33%		14.27%		(17.13)%		12.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$261,854		$273,617		$308,002		$338,637		$354,491		$485,474
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.19%		1.19%		1.19%		1.20%
Ratio of gross expenses to average net assets (e)	1.24	% (f)	1.26%		1.23%		1.23%		1.22%		1.20%
Ratio of net investment income to average net assets (b,e)	0.99	% (f)	1.06%		1.10%		1.07%		0.54%		0.09%
Portfolio turnover rate	52	% (h)	100	% (h)	85	% (h)	90	% (h)	80	% (h)	91	% (h,i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  The portfolio turnover rates exclude mortgage dollar roll transactions for the six months ended June 30, 2026 and years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 59%, 124%, 102%, 114%, 165% and 162% respectively.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2026

1.  ORGANIZATION

As of June 30, 2026, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderately Aggressive Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by separate accounts of Forethought Life Insurance Company ("FLIC"). The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2026, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds ("ETFs") and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis

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June 30, 2026

of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap. When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except ETFs). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$126,424,596	$-	$-	$126,424,596
Short-Term Investments	6,390,293	-	-	6,390,293
Total	$132,814,889	$-	$-	$132,814,889

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,368,920	$-	$-	$59,368,920
Short-Term Investments	3,250,820	-	-	3,250,820
Total	$62,619,740	$-	$-	$62,619,740

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$93,086,338	$-	$-	$93,086,338
Variable Insurance Trusts	27,879,487	-	-	27,879,487
Short-Term Investments	5,058,391	-	-	5,058,391
Total	$126,024,216	$-	$-	$126,024,216

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$102,889,516	$21	$-	$102,889,537
Corporate Bonds and Notes	-	18,376,667	-	18,376,667
Agency Mortgage Backed Securities	-	10,845,435	-	10,845,435
Asset Backed and Commercial Backed Securities	-	9,633,166	-	9,633,166
U.S. Treasury Securities and Agency Bonds	-	494,780	-	494,780
Mutual Funds	1,094,026	-	-	1,094,026
Municipal Bonds	-	371,892	-	371,892
Short-Term Investments	7,577,954	-	-	7,577,954
Futures Contracts*	30,870	-	-	30,870
Swap Contracts	-	24,906	-	24,906
Total	$111,592,366	$39,746,867	$-	$151,339,233
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$5,185	$-	$-	$5,185
Swap Contracts	-	3,775	-	3,775
Total	$5,185	$3,775	$-	$8,960

Global Atlantic Moderate Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$75,417,311	$-	$-	$75,417,311
Short-Term Investments	4,122,154	-	-	4,122,154
Total	$79,539,465	$-	$-	$79,539,465

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$231,575,422	$-	$-	$231,575,422
Short-Term Investments	11,755,568		-	11,755,568
Total	$243,330,990	$-	$-	$243,330,990

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$46,405,489	$-	$-	$46,405,489
Exchange-Traded Funds	10,301,118	-	-	10,301,118
Short-Term Investments	2,929,319	-	-	2,929,319
Total	$59,635,926	$-	$-	$59,635,926

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$165,066,831	$-	$-	$165,066,831
U.S. Treasury Securities	-	43,657,296	-	43,657,296
Agency and Mortgage Backed Securities	-	19,066,946	-	19,066,946
Corporate Bonds and Notes	-	14,687,136	-	14,687,136
Asset Backed and Commercial Backed Securities	-	5,347,743	-	5,347,743
Exchange-Traded Funds	424,165	-	-	424,165
Municipal Bonds	-	1,400,585	-	1,400,585

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic Wellington Research Managed Risk Portfolio (Continued)

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$14,033,025	$-	$-	$14,033,025
Futures Contracts*	3,656	-	-	3,656
Total	$179,527,677	$84,159,706	$-	$263,687,383
Liabilities	Level 1	Level 2	Level 3	Total
Forward Sales Contracts	$-	$1,086,424	$-	$1,086,424
Total	$-	$1,086,424	$-	$1,086,424

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2026.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2024 and 2025 tax returns, or is expected to be taken in each Portfolio's 2026 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

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June 30, 2026

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which they may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin

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June 30, 2026

deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(554,744)	$-
Global Atlantic Balanced Managed Risk Portfolio	Equity	(373,635)	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(496,493)	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Equity	(786,306)	26,192
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	-	-
Global Atlantic Moderate Managed Risk Portfolio	Equity	(542,826)	-
Global Atlantic Moderately Aggressive Managed Risk Portfolio	Equity	(2,291,738)	-
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(268,347)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(1,451,943)	3,578
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	-	-

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising its rights to the collateral.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	$(8,263)	$5,041
	Credit	(12,434)	6,690

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	$35,691	$25,286

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2026. Derivatives not subject to a master netting arrangement, such as centrally cleared swaps, are not included in the table.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Securities LLC	$30,870	$(5,185)	$25,685	$-	$25,685	$5,185	$(5,185)	$-	$-	$-
Total	$30,870	$(5,185)	$25,685	$-	$25,685	$5,185	$(5,185)	$-	$-	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase Bank	$3,656	$-	$3,656	$-	$3,656	$-	$-	$-	$-	$-
Total	$3,656	$-	$3,656	$-	$3,656	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2026:

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts		$30,870	$-	$-	$30,870
Unrealized appreciation on Swap Contracts	$-	10,003	14,903	-	24,906
Liabilities
Unrealized depreciation on Futures Contracts	-	(5,185)	-	-	(5,185)
Unrealized depreciation on Swap Contracts	-	(3,189)	(586)	-	(3,775)
Total	$-	$32,499	$14,317	$-	$46,816

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$3,656	$-	$-	$3,656
Liabilities
Unrealized depreciation on Futures Contracts	-		-	-	-
Total	$-	$3,656	$-	$-	$3,656

The notional value of the derivative instruments outstanding as of June 30, 2026, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the six-month period ended June 30, 2026, the relevant values of each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic American Funds® Managed Risk Portfolio	-	$-	10	$1,994,273	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	5	1,205,135	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	9	1,880,301	-	-	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	32	5,480,087	29	3,161,189	-	6,158,247	947,350
Global Atlantic Moderately Aggressive Managed Risk Portfolio	-	-	40	9,700,539	-	-	-
Global Atlantic Moderate Managed Risk Portfolio	-	-	9	2,131,838	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	6	1,149,926	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	4	403,471	1	132,781	-	-	-

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-month period ended June 30, 2026, which is indicative volume for these derivative types.

**  Based on absolute values.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2026, the Portfolios did not hold any short sales of securities.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

3.  INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic American Funds® Managed Risk Portfolio	$8,644,999	$-	$16,689,937	$-
Global Atlantic Balanced Managed Risk Portfolio	9,056,540	-	15,338,552	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	51,090,765	-	62,834,520	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	18,490,338	62,198,196	28,671,102	66,547,562
Global Atlantic Moderate Managed Risk Portfolio	12,121,022	-	20,620,150	-
Global Atlantic Moderately Aggressive Managed Risk Portfolio	40,298,658	-	68,940,944	-
Global Atlantic Select Advisor Managed Risk Portfolio	5,554,403	-	11,109,631	-
Global Atlantic Wellington Research Managed Risk Portfolio	99,335,134	33,566,633	129,134,519	43,339,394

During the six-month period ended June 30, 2026, the Global Atlantic Wellington Research Managed Risk Portfolio purchased securities from Funds affiliated with the Fund's Investment Sub-Adviser, Wellington Management Company LLP. This transaction complied with Rule 17a-7 under the 1940 Act. The details of the transaction were as follows:

Purchasing Fund	Net Cost
Global Atlantic Wellington Research Managed Risk Portfolio	$237,858

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Moderate Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Moderately Aggressive Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser (the "Advisory Agreement"), the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2026.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Moderate Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2026, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Board, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2027
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2027
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2027

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	1.19%	May 1, 2027
Global Atlantic Moderate Managed Risk Portfolio	0.92%	May 1, 2027
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.88%	May 1, 2027
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2027
Global Atlantic Wellington Research Managed Risk Portfolio	1.19%	May 1, 2027

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which the Global Atlantic Select Advisor Managed Risk Portfolio invests. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of the compensation received from managers of underlying funds. The minimum amount of this waiver, until at least May 1, 2027, for the Portfolio is 0.14% and is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six-month period ended June 30, 2026, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$267,229	$-	$-	$267,229
Global Atlantic Balanced Managed Risk Portfolio	398	-	-	398
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	11,899	11,899
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	21,135	-	-	21,135
Global Atlantic Moderate Managed Risk Portfolio	490	-	-	490
Global Atlantic Moderately Aggressive Managed Risk Portfolio	50,275	-	-	50,275
Global Atlantic Select Advisor Managed Risk Portfolio	189,614	-	-	189,614
Global Atlantic Wellington Research Managed Risk Portfolio	62,595	-	-	62,595

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. During the six months ended June 30, 2026, the Adviser recaptured $11,899 from Global Atlantic BlackRock Selects Managed Risk Portfolio for prior period expense waivers/reimbursements, and no other expense waivers/reimbursements were recaptured from the other Portfolios.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029
Global Atlantic American Funds® Managed Risk Portfolio	$-	$1,577	$39,066	$772
Global Atlantic Balanced Managed Risk Portfolio	385	3,167	24,370	398
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	2,602	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	82,060	73,812	120,962	21,135
Global Atlantic Moderate Managed Risk Portfolio	-	2,903	28,710	490

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029
Global Atlantic Moderately Aggressive Managed Risk Portfolio	$116,741	$120,900	$170,112	$50,275
Global Atlantic Select Advisor Managed Risk Portfolio	25,457	26,086	43,921	14,620
Global Atlantic Wellington Research Managed Risk Portfolio	142,076	136,871	204,573	62,595

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-month period ended June 30, 2026, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-month period ended June 30, 2026, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$166,535
Global Atlantic Balanced Managed Risk Portfolio	78,776
Global Atlantic BlackRock Selects Managed Risk Portfolio	159,665
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	185,375
Global Atlantic Moderate Managed Risk Portfolio	98,571
Global Atlantic Moderately Aggressive Managed Risk Portfolio	301,021
Global Atlantic Select Advisor Managed Risk Portfolio	75,200
Global Atlantic Wellington Research Managed Risk Portfolio	327,187

For the six-month period ended June 30, 2026, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$7,809
Global Atlantic Balanced Managed Risk Portfolio	3,714
Global Atlantic BlackRock Selects Managed Risk Portfolio	7,608
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	8,956
Global Atlantic Moderate Managed Risk Portfolio	4,599
Global Atlantic Moderately Aggressive Managed Risk Portfolio	13,982
Global Atlantic Select Advisor Managed Risk Portfolio	3,588
Global Atlantic Wellington Research Managed Risk Portfolio	15,602

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2026, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Shareholder Concentration Risk – FLIC, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments, inclusive of forward sales contracts, derivatives and straddle deferrals, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$114,882,430	$31,895,844	$(8,154,983)	$23,740,861
Global Atlantic Balanced Managed Risk Portfolio	50,447,331	16,084,934	(1,678,731)	14,406,203
Global Atlantic BlackRock Selects Managed Risk Portfolio	114,454,351	20,045,943	(2,067,665)	17,978,278
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	104,196,823	60,362,032	(2,123,804)	58,238,228
Global Atlantic Moderate Managed Risk Portfolio	58,120,787	25,338,621	(1,792,232)	23,546,389
Global Atlantic Moderately Aggressive Managed Risk Portfolio	153,878,512	96,994,048	(2,603,701)	94,390,347
Global Atlantic Select Advisor Managed Risk Portfolio	50,499,482	13,549,999	(1,138,994)	12,411,005
Global Atlantic Wellington Research Managed Risk Portfolio	204,703,170	77,930,980	(6,395,540)	71,535,440

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and 2024 were as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,750,667	$5,900,395	$8,651,062
Global Atlantic Balanced Managed Risk Portfolio	1,483,977	195,660	1,679,637
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,246,278	8,704,244	12,950,522
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,650,192	25,164,286	27,814,478
Global Atlantic Moderate Managed Risk Portfolio	3,341,387	7,223,308	10,564,695
Global Atlantic Moderately Aggressive Managed Risk Portfolio	8,518,997	27,035,479	35,554,476
Global Atlantic Select Advisor Managed Risk Portfolio	1,511,594	4,963,579	6,475,173
Global Atlantic Wellington Research Managed Risk Portfolio	10,320,011	36,188,851	46,508,862
For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,689,473	$-	$2,689,473
Global Atlantic Balanced Managed Risk Portfolio	1,595,811	-	1,595,811
Global Atlantic BlackRock Selects Managed Risk Portfolio	2,789,968	-	2,789,968
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	3,042,428	9,266,298	12,308,726
Global Atlantic Moderate Managed Risk Portfolio	1,558,717	824,182	2,382,899
Global Atlantic Moderately Aggressive Managed Risk Portfolio	3,961,817	5,381,020	9,342,837
Global Atlantic Select Advisor Managed Risk Portfolio	1,170,792	-	1,170,792
Global Atlantic Wellington Research Managed Risk Portfolio	3,815,420	9,276,626	13,092,046

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic American Funds® Managed Risk Portfolio	$2,673,530	$3,042,753	$-	$-	$23,740,861	$29,457,144
Global Atlantic Balanced Managed Risk Portfolio	1,305,219	2,877,384	-	-	14,406,203	18,588,806
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,404,526	4,087,101	-	-	17,978,278	26,469,905
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,149,467	11,996,498	-	-	58,238,228	72,384,193
Global Atlantic Moderate Managed Risk Portfolio	1,293,673	5,199,676	-	-	23,546,389	30,039,738
Global Atlantic Moderately Aggressive Managed Risk Portfolio	2,928,955	23,214,636	-	-	94,390,347	120,533,938
Global Atlantic Select Advisor Managed Risk Portfolio	1,010,546	4,304,802	-	-	12,411,005	17,726,353
Global Atlantic Wellington Research Managed Risk Portfolio	3,672,757	14,980,139	-	-	71,535,440	90,188,336

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized forward sales contracts gains (losses) and unrealized derivative gains (losses) in the amount of $(22,385) and $(11,248) for Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, respectively.

8.  OPERATING SEGMENTS

The Portfolios follow FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President of the Trust acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

10.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2026 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements, other than discussed below:

At a meeting held on May 7, 2026, the Board approved an Agreement and Plan of Reorganization (the "Plan") that provides for the reorganization of each Acquired Portfolio identified below (each an "Acquired Portfolio") into the corresponding Acquiring Portfolio identified below (each an "Acquiring Portfolio") (each a "Reorganization" and collectively, the "Reorganizations"). Each Reorganization is expected to occur after the close of business on October 2, 2026 (or at such earlier or later date as determined by an officer of the Trust) (each a "Closing Date").

Acquired Portfolio	Corresponding Acquiring Portfolio
Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio
Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic American Funds Managed Risk Portfolio

Pursuant to the terms of the Plan, on the Closing Date, each Acquired Portfolio will transfer all of its assets to the corresponding Acquiring Portfolio, in exchange for shares of the corresponding Acquiring Portfolio and the assumption of all of the liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The Board also approved a reduction to the contractual investment sub-advisory management fee schedule for Global Atlantic Wellington Research Managed Risk Portfolio (Acquiring Portfolio) effective October 2, 2026.

Effective October 2, 2026 and at least until October 31, 2027, the Adviser has contractually agreed to establish an expense limitation arrangement applicable to the Global Atlantic American Funds® Managed Risk Portfolio (Acquiring Portfolio) such that the Portfolio's total annual portfolio operating expenses after fee waiver and/or reimbursement will not exceed 1.16% of average daily net assets attributable to the Portfolio's shares.

Global Atlantic Portfolios

Supplemental Information

June 30, 2026 (Unaudited)

Approval of Amendment to Sub-Advisory Agreement with Wellington Management Company LLP on behalf of GA Wellington

At a meeting held on May 7, 2026, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), considered the approval of an amendment to the sub-advisory agreement between the Adviser, Wellington Management Company LLP ("Wellington") and the Trust to reduce the sub-advisory fee schedule for Global Atlantic Wellington Research Managed Risk Portfolio, effective October 2, 2026 ("GA Wellington" or the "Portfolio") (the "Amendment").

In approving the Amendment, the Trustees considered that they approved the sub-advisory agreement with Wellington at their November 6, 2025 meeting. The Trustees considered the detailed information provided by Wellington in the November 6, 2025 meeting materials. The Trustees also noted that the nature of the advisory services provided by Wellington was not expected to change as a result of the Amendment. Finally, the Trustees considered that the Amendment would result in a lower sub-advisory fee schedule for the Portfolio.

Having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the Amendment, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amendment was in the best interests of the Portfolio and its shareholders. The Trustees noted that, in considering the Amendment, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date      August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder
Deborah Schunder, President
(Principal Executive Officer)

Date      August 26, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date      August 26, 2026

* Print the name and title of each signing officer under his or her signature.